Yorktown Growth Fund
Schedule of Investments
October 31, 2021 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 99.40%
Communications — 7.23%
51job, Inc. - ADR
(a)
8,100 $ 482,436
Cable One, Inc. 310 530,475
Discovery, Inc., Series A
(a)
11,500 269,560
Embracer Group AB
(a)
34,200 317,940
Gray Television, Inc. 33,850 793,444
IAC/InterActiveCorp.
(a)
2,100 319,977
Liberty Media Corp. - Liberty SiriusXM , Class A
(a)
11,700 582,426
Paradox Interactive AB 16,200 237,675
Prosus NV - ADR 20,300 356,265
SoftBank Corp. - ADR 27,800 378,469
Take-Two Interactive Software, Inc.
(a)
2,400 434,400
Tegna , Inc. 27,600 542,616
ViacomCBS , Inc., Class B 14,000 507,080
Yandex N.V., Class A
(a)
6,600 546,744
6,299,507
Consumer Discretionary — 11.42%
Etsy, Inc.
(a)
2,300 576,587
Evolution AB - ADR 2,400 391,704
Evolution AB 2,600 420,568
Hermes International - ADR 3,800 605,378
Huazhu Group Ltd. - ADR
(a)
9,000 417,240
iRobot Corp.
(a)
3,300 275,286
LCI Industries 4,800 670,272
Li Ning Co. Ltd. 58,700 652,600
Lithia Motors, Inc., Class A 1,050 335,181
LKQ Corp.
(a)
11,350 625,158
Moncler SpA 7,700 552,912
MonotaRO Co. Ltd. 22,100 500,263
Open House Co. Ltd. 9,100 576,455
Pool Corp. 1,100 566,676
PulteGroup, Inc. 9,100 437,528
Tractor Supply Co. 2,800 608,076
Trigano SA 2,500 467,865
Vista Outdoor, Inc.
(a)
21,800 912,112
Zhongsheng Group Holdings Ltd. 40,300 364,386
9,956,247
Consumer Staples — 2.48%
ConAgra Foods, Inc. 14,000 450,800
Five Below, Inc.
(a)
2,400 473,520
ITOCHU Corp. - ADR 7,900 449,905
Performance Food Group Co.
(a)
10,650 481,700
Trulieve Cannabis Corp.
(a)
12,100 304,557
2,160,482
Energy — 1.52%
Ameresco , Inc., Class A
(a)
7,750 636,508

Yorktown Growth Fund
Schedule of Investments (continued)
October 31, 2021 - (Unaudited)
Shares Fair Value
Array Technologies, Inc.
(a)
32,100 $ 685,335
1,321,843
Financials — 8.36%
Arthur J. Gallagher & Co. 2,800 469,476
Credit Acceptance Corp.
(a)
1,400 837,494
Hamilton Lane, Inc., Class A 5,400 564,354
Interactive Brokers Group, Inc., Class A 7,250 513,662
KKR & Co., Inc. 9,700 772,799
LPL Financial Holdings, Inc. 3,400 557,668
Nihon M&A Center, Inc. 12,800 391,381
Owl Rock Capital Corp. 34,450 495,391
Raymond James Financial, Inc. 6,450 635,905
SelectQuote , Inc.
(a)
59,800 794,742
Tradeweb Markets, Inc., Class A 4,850 432,135
Virtus Investment Partners, Inc. 1,850 592,000
Worldline S.A. - ADR
(a)
7,700 224,255
7,281,262
Health Care — 14.64%
Abiomed , Inc.
(a)
1,550 514,662
Bio- Techne Corp. 1,200 628,380
Catalent , Inc.
(a)
3,950 544,547
Charles River Laboratories International, Inc.
(a)
1,800 807,624
Chemed Corp. 1,100 530,475
Cooper Cos., Inc. (The) 1,240 516,981
Emergent BioSolutions , Inc.
(a)
8,200 390,894
Enanta Pharmaceuticals, Inc.
(a)
10,400 892,840
Encompass Health Corp. 4,600 292,376
Evotec SE
(a)
11,500 556,323
Genmab A/S - ADR
(a)
10,100 450,864
Globus Medical, Inc., Class A
(a)
6,400 493,888
ICON PLC
(a)
2,450 702,586
Incyte Corp.
(a)
6,000 401,880
Insulet Corp.
(a)
2,150 666,543
LHC Group, Inc.
(a)
2,100 282,639
Lifco AB, Class B 22,900 666,879
Lonza Group AG - ADR 8,400 692,412
Masimo Corp.
(a)
1,950 552,903
Penumbra, Inc.
(a)
1,500 414,825
PerkinElmer, Inc. 3,250 574,892
Repligen Corp.
(a)
2,150 624,575
Sonova Holding AG - ADR 6,780 562,198
12,762,186
Industrials — 13.59%
Advanced Energy Industries, Inc. 4,600 422,372
ASSA ABLOY AB - ADR 27,300 400,218
Cognex Corp. 5,100 446,709
DSV Panalpina A/S - ADR 3,900 455,169
Fluidra SA 9,800 374,396

Yorktown Growth Fund
Schedule of Investments (continued)
October 31, 2021 - (Unaudited)
Shares Fair Value
Franklin Electric Co., Inc. 6,000 $ 518,280
Fujitec Co. Ltd. - ADR 22,700 513,424
Generac Holdings, Inc.
(a)
1,500 747,840
Graco , Inc. 4,600 345,828
HEICO Corp. 3,200 446,048
IDEX Corp. 2,200 489,654
Ingersoll Rand, Inc.
(a)
9,700 521,472
Investment AB Latour 16,000 579,772
IR Japan Holdings Ltd. 2,800 258,195
Landstar System, Inc. 2,250 395,572
NIBE Industrier AB 28,800 428,737
Prysmian SpA 14,400 544,307
Saia, Inc.
(a)
3,000 937,920
Teledyne Technologies, Inc.
(a)
900 404,298
TopBuild Corp.
(a)
2,600 668,122
Toro Co. (The) 3,200 305,504
Trimble, Inc.
(a)
8,000 698,960
UniFirst Corp. 1,900 376,124
Xylem, Inc. 4,350 568,067
11,846,988
Materials — 8.01%
Berry Plastics Group, Inc.
(a)
7,950 521,043
CCL Industries, Inc., Class B 8,000 437,227
Commercial Metals Co. 16,000 514,880
Crown Holdings, Inc. 4,800 499,152
Givaudan SA - ADR 6,000 566,280
Kingspan Group PLC - ADR 4,650 536,183
Nolato AB 48,000 633,800
Nutrien Ltd. 6,300 440,433
Sibanye Stillwater Ltd. - ADR 23,000 326,600
Symrise AG - ADR 15,300 529,074
Tokai Carbon Co. Ltd. 24,600 321,162
Trex Co., Inc.
(a)
5,000 532,000
UFP Industries, Inc. 6,300 515,529
Vulcan Materials Co. 3,200 608,384
6,981,747
Real Estate — 4.60%
Aedifica SA 2,550 339,862
Alexandria Real Estate Equities, Inc. 2,850 581,799
CBRE Group, Inc., Class A
(a)
6,700 697,336
CyrusOne , Inc. 7,100 582,342
FirstService Corp. 2,300 459,816
Hulic Co. Ltd. 31,900 305,913
STORE Capital Corp. 16,300 559,579
WP Carey, Inc. 6,300 485,793
4,012,440
Technology — 27.55%
Advantest Corp. 5,800 474,784

Yorktown Growth Fund
Schedule of Investments (continued)
October 31, 2021 - (Unaudited)
Shares Fair Value
Adyen NV - ADR
(a)
21,000 $ 637,770
Apollo Medical Holdings, Inc.
(a)
7,100 487,273
ASML Holding N.V. - ADR 440 357,667
CDW Corp. 2,200 410,630
Ciena Corp.
(a)
9,300 504,897
CMC Materials, Inc. 3,000 385,110
Concentrix Corp. 2,700 479,736
CoStar Group, Inc.
(a)
5,500 473,275
CyberArk Software Ltd.
(a)
3,100 558,341
Descartes Systems Group, Inc. (The)
(a)
8,200 670,514
Digital Turbine, Inc.
(a)
7,250 623,935
Entegris , Inc. 5,400 760,212
EPAM Systems, Inc.
(a)
1,300 875,212
ExlService Holdings, Inc.
(a)
5,500 674,465
FactSet Research Systems, Inc. 1,600 710,224
Fortinet, Inc.
(a)
2,300 773,582
Gartner, Inc.
(a)
2,600 862,966
Genpact Ltd. 11,200 552,720
Globant S.A.
(a)
2,300 734,137
GMO Payment Gateway, Inc. 2,600 329,403
Guidewire Software, Inc.
(a)
5,100 641,223
JustSystems Corp. 7,600 390,749
KLA Corp. 1,500 559,140
Lasertec Corp. 2,100 461,176
Logitech International S.A. 7,500 622,725
MAXIMUS, Inc. 5,300 448,221
Monolithic Power Systems, Inc. 1,300 683,098
Nintendo Co. Ltd. - ADR 5,800 320,450
Pagseguro Digital Ltd., Class A
(a)
11,200 405,440
Paycom Software, Inc.
(a)
1,550 849,168
Paylocity Holdings Corp.
(a)
2,550 778,107
Qualys , Inc.
(a)
4,700 585,056
Soitec S.A.
(a)
2,600 690,648
SPS Commerce, Inc.
(a)
6,300 962,199
SS&C Technologies Holdings, Inc. 5,100 405,297
SYNNEX Corp. 4,000 420,000
Tokyo Electron Ltd. - ADR 4,400 513,040
Tyler Technologies, Inc.
(a)
1,650 896,313
Universal Display Corp. 2,300 421,360
WNS Holdings Ltd. - ADR
(a)
7,000 621,670
24,011,933
Total Common Stocks
(Cost $57,002,916) 86,634,635
Total Investments — 99.40%
(Cost $57,002,916) 86,634,635
Other Assets in Excess of Liabilities  —  0.60% 526,928
Net Assets — 100.00% $ 87,161,563

Yorktown Growth Fund
Schedule of Investments (continued)
October 31, 2021 - (Unaudited)
(a) Non-income producing security.
ADR - American Depositary Receipt

Yorktown Capital Appreciation Fund
Schedule of Investments
October 31, 2021 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.35%
Communications — 12.55%
Alphabet, Inc., Class A
(a)
120 $ 355,310
Baidu, Inc. - ADR
(a)
1,500 243,360
Expedia, Inc.
(a)
1,720 282,785
Meta Platforms, Class A
(a)
860 278,270
Netflix, Inc.
(a)
470 324,446
Roblox Corp., Class A
(a)
3,140 263,823
Roku, Inc.
(a)
780 237,822
Sea Ltd., Class A - ADR
(a)
750 257,678
Shopify, Inc., Class A
(a)
195 286,012
Spotify Technology S.A.
(a)
1,010 292,294
Trade Desk, Inc. (The), Class A
(a)
3,580 268,178
Walt Disney Co. (The)
(a)
1,520 256,986
3,346,964
Consumer Discretionary — 12.01%
Amazon.com, Inc.
(a)
68 229,325
CarMax, Inc.
(a)
1,890 258,779
Chipotle Mexican Grill, Inc.
(a)
160 284,645
Copart , Inc.
(a)
1,860 288,839
D.R. Horton, Inc. 3,400 303,518
Etsy, Inc.
(a)
1,420 355,980
lululemon athletica , Inc.
(a)
720 335,527
Peloton Interactive, Inc., Class A
(a)
2,780 254,203
Pool Corp. 535 275,611
Tesla, Inc.
(a)
240 267,360
Tractor Supply Co. 1,608 349,209
3,202,996
Consumer Staples — 6.34%
Archer-Daniels-Midland Co. 4,465 286,832
Constellation Brands, Inc., Class A 1,100 238,491
Kroger Co. (The) 7,000 280,140
PepsiCo, Inc. 1,695 273,912
Target Corp. 1,375 356,977
Wal-Mart Stores, Inc. 1,700 254,014
1,690,366
Energy — 4.09%
EOG Resources, Inc. 4,900 453,054
Phillips 66 3,450 257,991
SolarEdge Technologies, Inc.
(a)
1,075 381,281
1,092,326
Financials — 11.78%
American Express Co. 2,110 366,676
Blackstone Group LP (The) 3,240 448,481
Charles Schwab Corp. (The) 4,225 346,576
Chubb Ltd. 1,500 293,070
CME Group, Inc. 1,395 307,667
Intercontinental Exchange, Inc. 2,100 290,766

Yorktown Capital Appreciation Fund
Schedule of Investments (continued)
October 31, 2021 - (Unaudited)
Shares Fair Value
Marsh & McLennan Cos., Inc. 2,090 $ 348,612
Nasdaq, Inc. 1,870 392,457
T. Rowe Price Group, Inc. 1,610 349,177
3,143,482
Health Care — 12.98%
Abbott Laboratories 1,850 238,447
Agilent Technologies, Inc. 1,860 292,931
Align Technology, Inc.
(a)
380 237,261
CVS Health Corp. 3,290 293,731
DexCom , Inc.
(a)
580 361,462
Exact Sciences Corp.
(a)
2,440 232,337
Intuitive Surgical, Inc.
(a)
900 325,017
Regeneron Pharmaceuticals, Inc.
(a)
480 307,171
Stryker Corp. 975 259,418
Teladoc Health, Inc.
(a)
1,810 270,758
Thermo Fisher Scientific, Inc. 490 310,204
UnitedHealth Group, Inc. 725 333,841
3,462,578
Industrials — 7.60%
Caterpillar, Inc. 1,200 244,812
Deere & Co. 840 287,540
General Dynamics Corp. 1,610 326,428
Kratos Defense & Security Solutions, Inc.
(a)
10,690 228,659
Norfolk Southern Corp. 940 275,467
United Parcel Service, Inc., Class B 1,540 328,744
Waste Management, Inc. 2,100 336,483
2,028,133
Materials — 1.97%
Air Products & Chemicals, Inc. 840 251,841
Linde PLC 860 274,512
526,353
Real Estate — 2.06%
Crown Castle International Corp. 1,450 261,435
Digital Realty Trust, Inc. 1,820 287,214
548,649
Technology — 24.95%
Accenture PLC, Class A 960 344,438
Adobe, Inc.
(a)
450 292,662
Analog Devices, Inc. 1,500 260,235
Apple, Inc. 1,650 247,170
Bill.com Holdings, Inc.
(a)
880 258,993
Broadcom, Inc. 565 300,394
Crowdstrike Holdings, Inc., Class A
(a)
1,130 318,434
DocuSign, Inc.
(a)
960 267,158
Intuit, Inc. 660 413,153
MasterCard, Inc., Class A 700 234,864
Microsoft Corp. 1,070 354,833
NVIDIA Corp. 1,920 490,886

Yorktown Capital Appreciation Fund
Schedule of Investments (continued)
October 31, 2021 - (Unaudited)
Shares Fair Value
Okta , Inc.
(a)
1,060 $ 262,011
PayPal Holdings, Inc.
(a)
1,030 239,568
salesforce.com, Inc.
(a)
980 293,696
Square, Inc., Class A
(a)
1,100 279,950
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR 2,000 227,400
Twilio , Inc., Class A
(a)
780 227,261
UiPath , Inc., Class A
(a)
4,880 245,220
Unity Software, Inc.
(a)
2,250 340,448
Visa, Inc., Class A 1,165 246,712
Workday, Inc., Class A
(a)
900 260,982
Zoom Video Communications, Inc., Class A
(a)
910 249,932
6,656,400
Utilities — 2.02%
Duke Energy Corp. 2,650 270,326
NextEra Energy, Inc. 3,150 268,790
539,116
Total Common Stocks
(Cost $19,741,447) 26,237,363
Total Investments — 98.35%
(Cost $19,741,447) 26,237,363
Other Assets in Excess of Liabilities  —  1.65% 440,390
Net Assets — 100.00% $ 26,677,753
(a) Non-income producing security.
ADR - American Depositary Receipt

Yorktown Multi-Sector Bond Fund
Schedule of Investments
October 31, 2021 - (Unaudited)
Principal
Amount Fair Value
CORPORATE BONDS AND NOTES — 77.28%
Communications — 3.69%
CCO Holdings LLC, 4.50%, 6/1/2033
(a)
$ 1,000,000 $ 998,785
DIRECTV Holdings LLC, 5.88%, 8/15/2027
(a)
250,000 259,475
Hughes Satellite Systems Corp., 5.25%, 8/1/2026 250,000 279,376
Lamar Media Corp., 3.63%, 1/15/2031 500,000 490,945
Level 3 Financing, Inc., 4.25%, 7/1/2028
(a)
2,000,000 1,979,930
Liberty Interactive LLC, 8.50%, 7/15/2029 1,000,000 1,117,020
Liberty Interactive LLC, 8.25%, 2/1/2030 2,000,000 2,183,710
Prosus NV, MTN, 3.06%, 7/13/2031
(a)
500,000 485,734
Scripps Escrow II, Inc., 3.88%, 1/15/2029
(a)
500,000 498,128
United States Cellular Corp., 6.70%, 12/15/2033 2,540,000 3,164,784
Univision Communications, Inc., 6.63%, 6/1/2027
(a)
500,000 541,530
Univision Communications, Inc., 4.50%, 5/1/2029
(a)
1,000,000 1,012,950
Verizon Communications, Inc., 2.85%, 9/3/2041 500,000 489,691
ViacomCBS , Inc., 4.20%, 5/19/2032 2,000,000 2,278,174
VMED OC UK Financing PLC, 4.75%, 7/15/2031
(a)
1,000,000 1,006,250
16,786,482
Consumer Discretionary — 3.39%
Carnival Corp., 7.20%, 10/1/2023 1,000,000 1,079,810
Carnival Corp., 4.00%, 8/1/2028
(a)
1,000,000 1,001,250
Carnival Corp., 6.00%, 5/1/2029
(a)
1,000,000 1,001,250
Ford Motor Credit Co., LLC, 3.38%, 11/13/2025 1,000,000 1,028,750
Ford Motor Credit Co., LLC, 3.63%, 6/17/2031 1,000,000 1,012,500
L Brands, Inc., 6.88%, 11/1/2035 2,000,000 2,432,440
LGI Homes, Inc., 4.00%, 7/15/2029
(a)
500,000 486,875
Marriott International, Inc., 2.75%, 10/15/2033 500,000 488,621
Marriott Ownership Resorts, Inc., 4.50%, 6/15/2029
(a)
1,000,000 1,001,250
QVC, Inc., 4.75%, 2/15/2027 2,000,000 2,096,380
Rent-A-Center, Inc., 6.38%, 2/15/2029
(a)
500,000 523,125
Royal Caribbean Cruises Ltd., 4.25%, 7/1/2026
(a)
500,000 485,625
Stellantis NV, 5.25%, 4/15/2023 200,000 212,802
Tenneco, Inc., 5.13%, 4/15/2029
(a)
500,000 496,250
Wolverine World Wide, Inc., 4.00%, 8/15/2029
(a)
1,000,000 988,560
WW International, Inc., 4.50%, 4/15/2029
(a)
100,000 95,875
Yum! Brands, Inc., 3.63%, 3/15/2031 1,000,000 989,600
15,420,963
Consumer Staples — 6.11%
Anheuser-Busch Cos., LLC, 4.70%, 2/1/2036
(a)
100,000 121,071
Avon Products, Inc., 6.50%, 3/15/2023 3,000,000 3,165,000
Central Garden & Pet Co., 4.13%, 4/30/2031
(a)
500,000 500,625
Constellation Brands, Inc., 2.25%, 8/1/2031 500,000 489,552
Constellation Brands, Inc., 4.50%, 5/9/2047 500,000 608,508
JBS Finance Luxembourg SaRL , 3.63%, 1/15/2032
(a)
500,000 494,335
JBS Investments II GmbH, 7.00%, 1/15/2026
(a)
4,000,000 4,165,000
JBS USA LUX SA, 3.75%, 12/1/2031
(a)
250,000 256,261
Kraft Heinz Foods Co., 6.50%, 2/9/2040 411,000 587,368
Kraft Heinz Foods Co., 5.00%, 6/4/2042
(a)
300,000 371,348

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2021 - (Unaudited)
Kraft Heinz Foods Co., 5.00%, 6/4/2042 $ 500,000 $ 618,914
Kraft Heinz Foods Co., 4.38%, 6/1/2046 1,000,000 1,169,038
Kraft Heinz Foods Co., 4.88%, 10/1/2049 1,000,000 1,240,000
Land O' Lakes, Inc., 7.25%, Perpetual
(a)
3,500,000 3,798,708
Land O' Lakes, Inc., 8.00%, Perpetual
(a)
2,000,000 2,169,625
Louis Dreyfus Co. BV, 5.25%, 6/13/2023 2,200,000 2,359,562
Molson Coors Beverage Co., 4.20%, 7/15/2046 1,000,000 1,121,262
Natura Cosmeticos SA, 4.13%, 5/3/2028
(a)
500,000 495,525
New Albertsons LP, 7.75%, 6/15/2026 500,000 576,165
Performance Food Group, Inc., 4.25%, 8/1/2029
(a)
500,000 500,625
Pilgrim's Pride Corp., 4.25%, 4/15/2031
(a)
1,000,000 1,056,340
Reynolds American, Inc., 7.00%, 8/4/2041 624,000 828,805
Turning Point Brands, Inc., 5.63%, 2/15/2026
(a)
850,000 862,771
Vector Group Ltd., 5.75%, 2/1/2029
(a)
250,000 249,063
27,805,471
Financials — 46.54%
AgTexas Farm Credit Services, 5.75%, Perpetual
(a),(b)
1,000,000 1,033,120
Allegiance Bancshares, Inc., 4.70%, 10/1/2029 (3MO LIBOR + 313.0bps)
(b)
1,000,000 1,035,127
American AgCredit Corp., 5.25%, Perpetual
(b)
1,000,000 1,022,500
AmTrust Financial Services, Inc., 6.13%, 8/15/2023 2,000,000 2,020,944
Assurant, Inc., 7.00%, 3/27/2048
(b)
1,000,000 1,167,370
Assured Guaranty Municipal Holdings, Inc., 6.40%, 12/15/2066
(a),(b)
2,000,000 2,222,881
Assured Guaranty US Holdings, Inc., 2.50%, 12/15/2066 (3MO LIBOR +
238.0bps)
(b)
2,000,000 1,685,000
Athene Holding Ltd., 4.13%, 1/12/2028 1,000,000 1,108,257
Athene Holding Ltd., 6.15%, 4/3/2030 2,000,000 2,496,241
Atlantic Capital Bancshares, Inc., 5.50%, 9/1/2030 (SOFRRATE +
536.3bps)
(b)
1,000,000 1,107,489
BAC Capital Trust XIII, 4.00%, Perpetual
(b)
282,000 279,283
BAC Capital Trust XIV, 4.00%, Perpetual (3MO LIBOR + 83.0bps)
(b)
2,000,000 2,001,859
Banco Bilbao Vizcaya Argentaria S.A., 6.13%, Perpetual (USSW5 +
387.0bps)
(b)
1,000,000 1,077,760
Banco Bilbao Vizcaya Argentaria S.A., Series 9, 6.50%, Perpetual (H15T5Y
+ 519.2bps)
(b)
4,900,000 5,267,500
BancPlus Corp., 6.00%, 6/15/2030
(a),(b)
1,000,000 1,076,996
Bank of Nova Scotia, 4.90%, Perpetual (H15T5Y + 455.1bps)
(b)
1,000,000 1,069,680
Barclays PLC, 4.84%, 5/9/2028 2,000,000 2,229,583
Barclays PLC, 5.09%, 6/20/2030 (3MO LIBOR + 305.4bps)
(b)
1,500,000 1,721,619
Barclays PLC, 7.75%, Perpetual (USSW5 + 484.2bps)
(b)
1,000,000 1,088,550
BBVA Bancomer S.A., 5.13%, 1/18/2033 (H15T5Y + 265.0bps)
(b)
3,000,000 3,098,535
BNP Paribas SA, 6.63%, Perpetual (USSW5 + 414.9bps)
(a),(b)
4,000,000 4,335,000
BNP Paribas SA, 7.20%, Perpetual (3MO LIBOR + 129.0bps)
(a),(b)
2,000,000 2,077,500
Brighthouse Financial, Inc., 4.70%, 6/22/2047 2,642,000 3,036,158
Cadence Bancorp, 4.75%, 6/30/2029 (3MO LIBOR + 303.0bps)
(b)
1,665,000 1,757,259
Central Bancshares, Inc., 5.75%, 6/30/2029 (3MO LIBOR + 387.0bps)
(a),(b)
2,000,000 2,032,890
Charles Schwab Corp. (The), Series E, 4.63%, Perpetual (3MO LIBOR +
331.5bps)
(b)
400,000 402,120
CIT Group, Inc., Class A, 5.80%, Perpetual 1,000,000 1,018,750
Citadel LP, 4.88%, 1/15/2027
(a)
3,000,000 3,225,475

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2021 - (Unaudited)
Citigroup, Inc., 4.70%, Perpetual (SOFRRATE + 323.4bps)
(b)
$ 500,000 $ 508,125
Citizens Financial Group, Inc., Series C, 6.38%, Perpetual (3MO LIBOR +
315.7bps)
(b)
1,500,000 1,580,625
Commerzbank AG, 7.00%, Perpetual (USISDA05 + 522.8bps)
(b)
2,000,000 2,156,640
ConnectOne Bancorp, Inc., 5.20%, 2/1/2028 (3MO LIBOR + 284.0bps)
(b)
2,000,000 2,049,844
Cowen, Inc., 7.25%, 5/6/2024
(a)
4,000,000 4,295,589
Credit Suisse Group AG, 5.10%, Perpetual (H15T5Y + 329.3bps)
(a),(b)
500,000 506,515
Credit Suisse Group AG, 7.25%, Perpetual (USSW5 + 433.2bps)
(a),(b)
3,000,000 3,329,970
Dime Community Bancshares, Inc., 4.50%, 6/15/2027 (3MO LIBOR +
266.0bps)
(b)
1,000,000 1,001,607
Discover Financial Services, Series C, 5.50%, Perpetual (3MO LIBOR +
307.6bps)
(b)
1,334,000 1,435,717
Enstar Group Ltd., 4.95%, 6/1/2029 5,000,000 5,642,035
Everest Reinsurance Holdings, Inc., 2.53%, 5/15/2037 (3MO LIBOR +
238.5bps)
(b)
5,000,000 4,840,630
F&M Financial Services Corp., Series QIB, 5.95%, 9/15/2029 (SOFRRATE
+ 484.0bps)
(a),(b)
3,000,000 3,128,564
FedNat Holding Co., 7.75%, 3/15/2029 2,400,000 2,568,000
Fidelity & Guaranty Life Holdings, Inc., Class B, 5.50%, 5/1/2025
(a)
2,000,000 2,253,719
Fifth Third Bancorp, Series J, 3.26%, Perpetual (3MO LIBOR + 312.9bps)
(b)
4,000,000 4,021,741
Fifth Third Bancorp, 5.10%, Perpetual (3MO LIBOR + 303.3bps)
(b)
1,000,000 1,023,750
First Financial Bancorp, 5.13%, 8/25/2025 2,400,000 2,498,256
GATX Corp., Class B, 4.00%, 6/30/2030 2,000,000 2,236,672
Global Atlantic Financial Co., 4.70%, 10/15/2051
(a),(b)
1,000,000 1,030,799
Goldman Sachs Group, Inc. (The), Series P, 5.00%, Perpetual (3MO LIBOR
+ 287.4bps)
(b)
4,000,000 4,020,000
Hartford Financial Services Group, Inc. (The), 2.25%, 2/12/2047 (3MO
LIBOR + 212.5bps)
(a),(b)
5,867,000 5,705,659
Icahn Enterprises LP, 6.75%, 2/1/2024 1,093,000 1,110,761
Icahn Enterprises LP, 4.38%, 2/1/2029 250,000 251,417
ILFC E-Capital Trust I, 3.46%, 12/21/2065 (USD CMT 30YR + 155.0bps)
(b)
590,000 484,304
ILFC E-Capital Trust I, 3.46%, 12/21/2065 (USD CMT 30YR +
155.0bps)
(a),(b)
2,250,000 1,846,924
ILFC E-Capital Trust II, 3.71%, 12/21/2065 (H15T30Y + 180.0bps)
(a),(b)
1,000,000 858,810
ING Groep NV, 4.25%, Perpetual (H15T5Y + 286.2bps)
(b)
1,000,000 947,500
ING Groep NV, 5.75%, Perpetual (H15T5Y + 432.2bps)
(b)
1,000,000 1,086,455
Intesa Sanpaolo SpA , 5.71%, 1/15/2026
(a)
4,000,000 4,448,691
Investar Holding Corp., 5.13%, 12/30/2029
(a),(b)
1,000,000 1,022,086
JPMorgan Chase & Co., Series V, 3.45%, 1/1/2049 (3MO LIBOR +
332.0bps)
(b)
5,000,000 5,002,530
JPMorgan Chase & Co., Series I, 3.60%, 4/29/2049 (3MO LIBOR +
347.0bps)
(b)
681,000 682,699
JPMorgan Chase & Co., Series HH, 4.60%, 8/1/2168 (SOFRRATE +
312.5bps)
(b)
1,000,000 1,024,117
Liberty Mutual Group, Inc., 3.95%, 5/15/2060
(a)
500,000 567,199
Liberty Mutual Group, Inc., 4.30%, 2/1/2061
(a)
500,000 466,993
Lincoln National Corp., 2.48%, 5/17/2066 (3MO LIBOR + 235.8bps)
(b)
1,000,000 910,000
Lincoln National Corp., 2.17%, 4/20/2067 (3MO LIBOR + 204.0bps)
(b)
5,623,000 4,948,240
Lloyds Banking Group PLC, 7.50%, Perpetual (USSW5 + 449.6bps)
(b)
2,000,000 2,296,251

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2021 - (Unaudited)
Lloyds Banking Group PLC, 7.50%, Perpetual (USSW5 + 476.0bps)
(b)
$ 3,000,000 $ 3,322,500
Macquarie Bank Ltd., 3.62%, 6/3/2030
(a)
1,000,000 1,047,673
Massachusetts Mutual Life Insurance Co., 3.38%, Perpetual
(a)
1,000,000 1,074,573
Meridian Corp., 5.38%, 12/30/2029 (SOFRRATE + 395.0bps)
(b)
2,000,000 2,057,265
Midland States Bancorp, Inc., 5.00%, 9/30/2029 (SOFRRATE + 361.0bps)
(b)
2,500,000 2,607,890
MidWestOne Financial Group, Inc., 5.75%, 7/30/2030
(b)
1,000,000 1,079,938
Millennium Consolidated Holdings LLC, 7.50%, 6/30/2023
(a)
4,000,000 4,067,530
Minnwest Corp., Series AI, 5.88%, 7/15/2028 (3MO LIBOR + 298.0bps)
(b)
400,000 414,660
Morgan Stanley, Series H, 3.73%, Perpetual (3MO LIBOR +361.0bps)
(b)
3,000,000 3,015,484
Nationwide Mutual Insurance Co., 4.35%, 4/30/2050
(a)
1,000,000 1,166,002
Nordea Bank Abp , 3.75%, Perpetual
(a)
1,000,000 970,000
Northpointe Bancshares, Inc., 6.00%, 9/30/2029 (SOFRRATE +
490.5bps)
(a),(b)
1,000,000 1,022,908
Ohio National Financial Services, Inc., 5.55%, 1/24/2030
(a)
4,000,000 4,532,174
Ohio National Financial Services, Inc., 6.63%, 5/1/2031
(a)
1,000,000 1,183,498
OneMain Finance Corp., 5.38%, 11/15/2029 2,000,000 2,137,500
Oppenheimer Holdings, Inc., 5.50%, 10/1/2025 500,000 526,915
Pacific LifeCorp , 3.35%, 9/15/2050
(a)
500,000 538,955
PartnerRe Finance II, Inc., 2.45%, 12/1/2066 (3MO LIBOR + 232.5bps)
(b)
500,000 447,500
Principal Financial Group, Inc., 3.19%, 5/15/2055 (3MO LIBOR +
304.4bps)
(b)
2,000,000 1,991,036
Provident Financing Trust, 7.41%, 3/15/2038 2,000,000 2,454,000
Radian Group, Inc., 6.63%, 3/15/2025 2,250,000 2,505,938
Regions Financial Corp., 5.75%, Perpetual (H15T5Y + 542.6bps)
(b)
500,000 553,125
Reinsurance Group of America, Inc., 2.78%, 12/15/2065 (3MO LIBOR +
266.5bps)
(b)
3,600,000 3,524,249
Reliant Bancorp, Inc., 5.13%, 12/15/2029 (SOFRRATE + 376.5bps)
(b)
2,000,000 2,041,994
SBL Holding s, Inc., 5.13%, 11/13/2026
(a)
2,000,000 2,199,038
SBL Holdings, Inc., 6.50%, Perpetual (H15T5Y + 562.0bps)
(a),(b)
1,393,000 1,375,588
SBL Holdings, Inc., 7.00%, Perpetual (H15T5Y + 558.0bps)
(a),(b)
1,000,000 1,006,250
Signature Bank, 4.13%, 11/1/2029 (3MO LIBOR + 255.9bps)
(b)
1,000,000 1,049,142
Standard Chartered PLC, 4.30%, Perpetual
(a)
500,000 481,385
Standard Life Aberdeen PLC, 4.25%, 6/30/2028 1,550,000 1,687,934
Synovus Financial Corp., 5.90%, 2/7/2029 (USSW5 + 337.9bps)
(b)
2,000,000 2,152,759
Truist Financial Corp., Series N, 4.80%, Perpetual (H15T5Y + 300.3bps)
(b)
3,000,000 3,120,000
Truist Financial Corp., Series M, 5.13%, Perpetual (3MO LIBOR +
278.6bps)
(b)
2,000,000 2,150,000
UniCredit SpA , 7.83%, 12/4/2023
(a)
3,000,000 3,405,006
UniCredit SpA , 5.86%, 6/19/2032 (USISDA05 + 370.3bps)
(a),(b)
2,000,000 2,208,865
UniCredit SpA , 5.46%, 6/30/2035 (H15T5Y + 475.0bps)
(a),(b)
500,000 547,372
Unifin Financiera SAB de CV Sociedad Financiera de Objeto Multiple,
Entidad No Regulada , 8.38%, 1/27/2028
(a)
1,000,000 887,025
Valley National Bancorp, 5.25%, 6/15/2030 (SOFRRATE + 514.0bps)
(b)
750,000 799,822
Volunteer State Bancshares, Inc., 5.75%, 11/15/2029
(a),(b)
1,500,000 1,538,135
Voya Financial, Inc., 5.65%, 5/15/2053 (3MO LIBOR + 358.0bps)
(b)
2,000,000 2,097,320
WT Holdings, Inc., 7.00%, 4/30/2023 1,000,000 1,030,298
WT Holdings, Inc., 5.50%, 4/30/2028
(a)
1,000,000 1,015,000
Zenith National Insurance Capital Trust, 8.55%, 8/1/2028
(a)
1,864,243 2,273,489

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2021 - (Unaudited)
Zions Bancorp, 5.80%, Perpetual (3MO LIBOR + 380.0bps)
(b)
$ 1,000,000 $ 1,030,792
211,823,407
Health Care — 1.23%
Jazz Securities DAC, 4.38%, 1/15/2029
(a)
500,000 514,375
Organon Finance 1 LLC, 4.13%, 4/30/2028
(a)
1,000,000 1,015,000
Perrigo Finance Unlimited Co., 3.15%, 6/15/2030 1,000,000 1,008,977
Perrigo Finance Unlimited Co., 4.90%, 12/15/2044 2,000,000 1,985,153
Viatris , Inc., 3.85%, 6/22/2040
(a)
1,000,000 1,072,387
5,595,892
Industrials — 5.40%
ADT Security Corp. (The), 4.13%, 8/1/2029
(a)
1,000,000 986,880
ADT Security Corp. (The), 4.88%, 7/15/2032
(a)
3,500,000 3,505,092
Air Canada Pass Through Trust, Series 2013-1, Class A, 4.13%, 5/15/2025
(a)
1,284,585 1,302,893
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%,
1/15/2023 182,255 185,955
American Airlines, Inc. Pass Through Trust, Series 2015-1, Class B, 3.70%,
5/1/2023 1,051,022 1,035,401
Dycom Industries, Inc., 4.50%, 4/15/2029
(a)
1,000,000 1,016,250
General Electric Co., Series D, 3.45%, Perpetual (3MO LIBOR +
333.0bps)
(b)
500,000 488,646
General Electric Co., 4.10%, Perpetual
(b)
600,000 560,082
Prime Security Services Borrower LLC, 5.75%, 4/15/2026
(a)
2,000,000 2,141,800
Seaspan Corp., 6.50%, 4/26/2026 2,000,000 2,149,752
Seaspan Corp., 5.50%, 8/1/2029
(a)
1,000,000 1,011,160
Stena International SA, 5.75%, 3/1/2024
(a)
3,730,000 3,854,936
Textron Financial Corp., 1.86%, 2/15/2042 (3MO LIBOR + 173.5bps)
(a),(b)
2,600,000 2,294,500
Union Pacific Corp., 2.95%, 3/10/2052 1,000,000 1,026,894
United Airlines Pass Through Trust, Series 2016-2, Class A, 3.10%, 4/7/2030 788,552 791,305
United Airlines, Inc., 4.38%, 4/15/2026
(a)
50,000 51,786
US Airways Pass Through Trust, Series 2011-1, Class A, 7.13%, 10/22/2023 402,679 428,345
US Airways Pass Through Trust, Series 2012-2, Class A, 4.63%, 6/3/2025 1,748,395 1,762,378
24,594,055
Materials — 3.49%
Alcoa Nederland Holding BV, 5.50%, 12/15/2027
(a)
1,000,000 1,076,250
Ball Corp., 2.88%, 8/15/2030 1,000,000 962,500
Bemis Co., Inc., 2.63%, 6/19/2030 500,000 507,404
Canpack SA, 3.88%, 11/15/2029
(a)
500,000 496,875
Coeur Mining, Inc., 5.13%, 2/15/2029
(a)
1,000,000 970,150
Commercial Metals Co., 3.88%, 2/15/2031 500,000 495,657
Domtar Corp., 6.25%, 9/1/2042 1,000,000 1,042,615
Freeport-McMoRan, Inc., 5.25%, 9/1/2029 1,000,000 1,095,750
Glencore Funding LLC, 2.63%, 9/23/2031
(a)
500,000 487,684
Kinross Gold Corp., 6.88%, 9/1/2041 3,750,000 5,175,836
Mosaic Co. (The), 5.45%, 11/15/2033 1,000,000 1,252,911
Reynolds Group Issuer, Inc., 4.00%, 10/15/2027
(a)
1,000,000 979,750
Unigel Luxembourg SA, 8.75%, 10/1/2026
(a)
1,000,000 1,063,715
WRKCo , Inc., 3.00%, 6/15/2033 250,000 259,785
15,866,882

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2021 - (Unaudited)
Real Estate — 0.27%
Iron Mountain, Inc., 5.25%, 7/15/2030
(a)
$ 1,000,000 $ 1,045,505
SBA Communications Corp., 3.88%, 2/15/2027
(a)
200,000 206,506
1,252,011
Technology — 3.09%
Broadcom, Inc., 4.15%, 11/15/2030 500,000 550,016
Broadcom, Inc., 4.15%, 11/15/2030 500,000 550,016
Broadcom, Inc., 2.60%, 2/15/2033
(a)
1,000,000 964,468
Broadcom, Inc., 3.50%, 2/15/2041
(a)
1,000,000 993,678
Dell International LLC/EMC Corp., 6.20%, 7/15/2030 1,000,000 1,277,260
Dell International LLC/EMC Corp., 8.35%, 7/15/2046 2,000,000 3,328,796
HP, Inc., 6.00%, 9/15/2041 2,538,000 3,355,370
Microchip Technology, Inc., 4.25%, 9/1/2025 1,000,000 1,040,350
NCR Corp., 5.13%, 4/15/2029
(a)
1,000,000 1,023,830
Nielsen Finance LLC, 4.75%, 7/15/2031
(a)
1,000,000 975,850
14,059,634
Utilities — 4.07%
AEP Texas, Inc., Series I, 2.10%, 7/1/2030 500,000 484,801
Appalachian Power Co., Series Z, 3.70%, 5/1/2050 1,000,000 1,106,982
Dayton Power & Light Co. (The), 3.95%, 6/15/2049 1,000,000 1,156,364
Duke Energy Progress LLC, 2.50%, 8/15/2050 1,000,000 931,352
Kentucky Utilities Co., 3.30%, 6/1/2050 1,000,000 1,082,116
NextEra Energy Capital Holdings, Inc., 2.20%, 10/1/2066 (3MO LIBOR +
206.7bps)
(b)
2,750,000 2,613,910
NRG Energy, Inc., 4.45%, 6/15/2029
(a)
1,000,000 1,096,853
Pacific Gas and Electric Co., 4.25%, 3/15/2046 500,000 509,282
Pacific Gas and Electric Co., 3.50%, 8/1/2050 500,000 475,950
PPL Capital Funding, Inc., Series A, 2.80%, 3/30/2067 (3MO LIBOR +
266.5bps)
(b)
5,000,000 4,800,000
Southern California Edison Co., Series B, 4.88%, 3/1/2049 1,000,000 1,260,426
Topaz Solar Farms LLC, 5.75%, 9/30/2039
(a)
949,592 1,154,566
WEC Energy Group, Inc., 2.24%, 5/15/2067 (3MO LIBOR + 211.2bps)
(b)
2,000,000 1,875,000
18,547,602
Total Corporate Bonds and Notes
(Cost $332,414,983) 351,752,399
Principal
Amount Fair Value
ASSET BACKED SECURITIES — 12.55%
American Credit Acceptance Receivables Trust, Series 2019-2, Class E,
4.29%, 6/12/2025
(a)
2,000,000 2,076,042
American Credit Acceptance Receivables Trust, Series 2019-3, Class F,
5.42%, 5/12/2026
(a)
550,000 571,026
American Credit Acceptance Receivables Trust, Series 2021-2, Class E,
2.54%, 7/13/2027
(a)
1,000,000 992,376
American Credit Acceptance Receivables Trust, Series 2021-3, Class E,
2.56%, 11/15/2027
(a)
1,000,000 986,753
American Credit Acceptance Receivables Trust, Series 2021-4, Class E,
3.12%, 2/14/2028
(a)
1,000,000 1,002,647

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2021 - (Unaudited)
Applebee's/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, 6/5/2024
(a)
$ 858,330 $ 871,522
CarNow Auto Receivables Trust, Series 2021-1A, Class D, 3.64%, 2/17/2026
(a)
1,000,000 1,002,497
Carvana Auto Receivables Trust, Series 2019-2A, Class E, 5.01%, 4/15/2026
(a)
750,000 792,646
Carvana Auto Receivables Trust, Series 2020-N1A, Class E, 5.20%,
7/15/2027
(a)
1,000,000 1,057,982
Carvana Auto Receivables Trust, Series 2021-N3, Class E, 3.16%, 6/12/2028
(a)
1,250,000 1,241,449
Conn's Receivables Funding LLC, Series 2019-B, Class C, 4.60%,
11/15/2021
(a)
848,940 852,187
Continental Credit Card ABS, Series 2019-1A, Class C, 6.16%, 3/15/2023
(a)
3,000,000 3,104,783
CPS Auto Receivables Trust, Series 2019-C, Class E, 4.30%, 9/15/2023
(a)
2,000,000 2,074,401
DT Auto Owner Trust, Series 2019-3A, Class E, 3.85%, 2/15/2023
(a)
2,750,000 2,844,229
DT Auto Owner Trust, Series 2020-2A, Class D, 4.73%, 3/16/2026
(a)
500,000 534,098
Exeter Automobile Receivables Trust, Series 2021-1A, Class E, 2.21%,
2/15/2028
(a)
1,155,000 1,145,884
Exeter Automobile Receivables Trust, Series 2021-2A, Class E, 2.90%,
7/17/2028
(a)
1,000,000 999,905
Exeter Automobile Receivables Trust, Series 2021-3A, Class E, 3.04%,
12/15/2028
(a)
1,000,000 994,875
First Investors Auto Owner Trust, Series 2019-2A, Class F, 5.69%,
10/16/2023
(a)
2,000,000 2,062,214
Flagship Credit Auto Trust, Series 2018-3, Class E, 5.28%, 12/15/2025
(a)
2,000,000 2,124,495
Flagship Credit Auto Trust, Series 2021-2, Class E, 3.16%, 9/15/2028
(a)
1,150,000 1,145,868
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class E,
2.98%, 4/15/2027
(a)
1,270,000 1,257,718
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class E,
3.35%, 10/15/2027
(a)
500,000 496,102
GLS Auto Receivables Issuer Trust, Series 2019-3A, Class D, 3.84%,
5/15/2026
(a)
3,000,000 3,082,732
Helios Issuer LLC, Series 2021-A, Class B, 3.15%, 2/20/2048
(a)
901,082 890,169
HERO Funding Trust, Series 2021-1A, Class B, 4.00%, 9/20/2051
(a)
482,719 483,014
Loanpal Solar Loan Ltd., Series 2021-3GS, Class C, 3.50%, 12/20/2047
(a)
1,000,000 981,597
Loanpal Solar Loan Ltd., Series 2021-2GS, Class C, 3.50%, 3/20/2048
(a)
1,000,000 961,973
Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/2045
(a)
980,190 985,094
METAL Cayman LLC, Series 2017-1, Class B, 6.50%, 10/15/2042
(a)
3,702,368 2,081,308
Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.71%, 12/20/2046
(a)
1,000,000 997,807
Mosaic Solar Loans LLC, Series 2017-2A, Class D, 0.00%, 6/22/2043
(a)
85,629 85,446
Pawnee Equipment Receivables LLC, Series 2019-1, Class E, 3.80%,
1/15/2026
(a)
467,000 457,538
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I, 4.26%,
9/5/2048
(a)
465,600 467,201
Purchasing Power Funding LLC, Series 2021-A, Class C, 2.53%, 10/15/2025
(a)
1,000,000 1,006,379
Regatta VI Funding Ltd., Series 2016-1A, Class CR2, 2.28%, 4/20/2034
(a),(b)
1,000,000 1,002,862
Regatta XVIII Funding Ltd., Series 2021-1A, Class C, 1.87%, 1/15/2034
(a),(b)
1,000,000 1,000,016

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2021 - (Unaudited)
Sapphire Aviation Finance I Ltd., Series 2018-1A, Class C, 7.39%, 3/15/2040
(a)
$ 2,855,075 $ 1,642,973
SCF Equipment Leasing LLC, Series 2021-1A, Class E, 3.56%, 8/20/2032
(a)
750,000 739,891
Trinity Rail Leasing 2021 LLC, Series 2021-1A, Class B, 3.08%, 7/19/2051
(a)
500,000 497,937
TRP LLC, Series 2021-2, Class B, 3.08%, 6/19/2051
(a)
950,000 945,402
United Auto Credit Securitization Trust, Series 2019-1, Class E, 4.29%,
8/12/2024
(a)
500,000 503,647
US Auto Funding LLC, Series 2019-1A, Class D, 8.06%, 11/15/2025
(a)
3,000,000 3,099,750
US Auto Funding LLC, Series 2021-1A, Class C, 2.20%, 5/15/2026
(a)
1,125,000 1,113,035
USQ Rail II LLC, Series 2021-3, Class B, 2.98%, 6/28/2051
(a)
500,000 507,640
Westlake Automobile Receivables Trust, Series 2018-3A, Class F, 6.02%,
2/18/2025
(a)
3,255,000 3,362,414
Total Asset Backed Securities
(Cost $58,427,965) 57,127,524
Principal
Amount Fair Value
U.S. GOVERNMENT & AGENCIES — 4.40%
Fannie Mae, Pool #BP2175, 3.00%, 2/1/2035 816,605 866,454
Fannie Mae, Pool #MA4191, 2.00%, 11/1/2050 873,385 869,973
Fannie Mae, Pool #BR2084, 1.90%, 6/1/2051
(b)
971,334 990,158
Fannie Mae, Pool #BT3256, 2.50%, 7/1/2051 994,802 1,028,458
Fannie Mae, Pool #BT1339, 2.50%, 7/1/2051 1,961,799 2,021,170
Fannie Mae, Pool #BQ7422, 2.50%, 8/1/2051 994,979 1,037,984
Federal Agricultural Mortgage Corp., 3.05%, 6/29/2032 500,000 563,566
Federal Farm Credit Bank, 2.75%, 6/12/2034 1,000,000 1,098,229
Federal Farm Credit Bank, 3.25%, 12/4/2035 530,000 610,114
Federal Farm Credit Bank, 2.13%, 5/21/2040 1,000,000 969,957
Federal Farm Credit Bank, 1.95%, 8/13/2040 1,000,000 946,338
Federal Farm Credit Bank, 2.07%, 12/21/2040 500,000 478,266
Federal Farm Credit Banks Funding Corp., 2.29%, 6/28/2034 1,000,000 994,585
Federal Home Loan Bank, 2.01%, 7/16/2040 1,000,000 953,753
Federal Home Loan Mortgage Corp., 1.75%, 7/27/2035 1,500,000 1,446,774
Freddie Mac, Pool #RB5135, 2.00%, 11/1/2041 1,000,000 1,019,277
Freddie Mac, Pool #RA2314, 3.50%, 3/1/2050 565,964 604,098
Freddie Mac, Pool #RA2657, 3.50%, 5/1/2050 1,156,637 1,241,425
Freddie Mac, Pool #SD0430, 2.50%, 8/1/2050 819,771 846,526
Freddie Mac, Pool #QC3907, 2.50%, 7/1/2051 979,283 1,010,278
Tennessee Valley Authority, 3.50%, 12/15/2042 387,000 453,129
Total U.S. Government & Agencies
(Cost $20,461,996) 20,050,512
Principal
Amount Fair Value
COLLATERALIZED LOAN OBLIGATIONS — 5.06%
Apex Credit CLO Ltd., Series 2018-1A, Class B, 1.72%, 4/25/2031 (3MO
LIBOR + 160.0bps)
(a),(b)
1,190,000 1,192,905
Apex Credit CLO Ltd., Series 2018-2A, Class C2R, 2.73%, 10/20/2031
(a),(b)
420,000 419,997

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2021 - (Unaudited)
Apex Credit CLO Ltd., Series 2019-2A, Class B, 2.22%, 10/25/2032 (3MO
LIBOR + 210.0bps)
(a),(b)
$ 2,100,000 $ 2,103,952
Atrium XII, Series 2012-A, Class CR, 1.78%, 4/22/2027 (3MO LIBOR +
165.0bps)
(a),(b)
2,500,000 2,489,630
Carlyle Global Market Strategies CLO, Series 2015-3A, Class BR, 2.04%,
7/28/2028
(a),(b)
1,000,000 1,000,733
Carlyle Global Market Strategies CLO, Series 2017-1A, Class BR, 2.33%,
4/20/2031
(a),(b)
1,000,000 999,996
Carlyle Global Market Strategies CLO, Series 2016-3A, Class CRR, 2.33%,
7/20/2034
(a),(b)
375,000 374,999
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class
A2, 2.60%, 5/22/2039 (3MO LIBOR + 245.0bps)
(a),(b)
3,000,000 2,985,000
HPS Loan Management Ltd., Series 2010A-16, Class BRR, 2.18%,
4/20/2034
(a),(b)
1,000,000 999,996
Madison Park Funding Ltd., Series 2016-21A, Class BRR, 2.33%,
10/15/2032
(a),(b)
1,000,000 1,000,000
Madison Park Funding Ltd., Series 2021-38A, Class C, 2.04%, 7/17/2034
(a),(b)
1,000,000 999,966
Oaktree CLO Ltd., Series 2019-4A, Class C, 3.08%, 10/20/2032 (3MO
LIBOR + 295.0bps)
(a),(b)
1,500,000 1,500,000
Rockford Tower CLO Ltd., Series 2019-2A, Class CR, 0.00%, 8/20/2032
(3MO LIBOR + 200.0bps)
(a),(b)
1,000,000 999,995
Wellfleet CLO Ltd., Series 2016-1A, Class CR, 2.13%, 4/20/2028 (3MO
LIBOR + 200.0bps)
(a),(b)
3,000,000 2,985,258
Zais CLO5 Ltd., Series 2016-2A, Class B, 3.42%, 10/15/2028 (3MO LIBOR
+ 330.0bps)
(a)
3,000,000 2,964,927
Total Collateralized Loan Obligations
(Cost $22,910,018) 23,017,354
Total Investments — 99.29%
(Cost $434,214,962) 451,947,789
Other Assets in Excess of Liabilities  —  0.71% 3,230,032
Net Assets — 100.00% $ 455,177,821
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total fair value of these securities as October 31, 2021 was $217,357,603, representing 47.75% of net assets.
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
October 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

Yorktown Short Term Bond Fund
Schedule of Investments
October 31, 2021 - (Unaudited)
Principal
Amount Fair Value
CORPORATE BONDS AND NOTES — 63.31%
Communications — 0.93%
AT&T, Inc., 0.69%, 3/25/2024 (SOFRRATE + 64.0bps)
(a)
$ 1,000,000 $ 1,001,047
Expedia Group, Inc., 5.00%, 2/15/2026 213,000 239,284
NBN Co. Ltd., MTN, 1.45%, 5/5/2026
(b)
1,000,000 988,892
Verizon Communications, Inc., 1.25%, 5/15/2025 (3MO LIBOR +
110.0bps)
(a)
2,000,000 2,045,976
Verizon Communications, Inc., 0.84%, 3/20/2026 (SOFRRATE + 79.0bps)
(a)
1,389,000 1,414,787
5,689,986
Consumer Discretionary — 5.82%
AutoNation, Inc., 3.50%, 11/15/2024 4,000,000 4,249,321
Daimler Finance North America LLC, 1.05%, 2/15/2022 (3MO LIBOR +
90.0bps)
(a),(b)
1,000,000 1,002,404
eBay, Inc., 1.40%, 5/10/2026 500,000 496,374
Foot Locker, Inc., 8.50%, 1/15/2022 287,000 292,782
Ford Motor Credit Co., LLC, 5.60%, 1/7/2022 1,000,000 1,008,450
Ford Motor Credit Co., LLC, 1.40%, 3/28/2022 (3MO LIBOR + 127.0bps)
(a)
2,000,000 2,001,547
General Motors Financial Co., Inc., 1.44%, 6/30/2022 (3MO LIBOR +
131.0bps)
(a)
2,000,000 2,012,866
General Motors Financial Co., Inc., 1.12%, 1/5/2023 (3MO LIBOR +
99.0bps)
(a)
750,000 755,240
General Motors Financial Co., Inc., 1.20%, 10/15/2024 1,000,000 998,587
General Motors Financial Co., Inc., 1.25%, 1/8/2026 1,000,000 981,417
General Motors Financial Co., Inc., 1.50%, 6/10/2026 1,000,000 984,941
Harley-Davidson Financial Services, Inc., 4.05%, 2/4/2022
(b)
1,575,000 1,589,104
Home Depot, Inc. (The), 0.43%, 3/1/2022 (3MO LIBOR + 31.0bps)
(a)
1,200,000 1,201,127
Hyatt Hotels Corp., 1.30%, 10/1/2023 500,000 500,503
Hyundai Capital America, 3.25%, 9/20/2022
(b)
2,080,000 2,127,157
Hyundai Capital America, 2.85%, 11/1/2022
(b)
500,000 511,044
Hyundai Capital America, 1.25%, 9/18/2023
(b)
500,000 502,314
Hyundai Capital America, 4.30%, 2/1/2024
(b)
1,000,000 1,065,810
Hyundai Capital America, 0.88%, 6/14/2024
(b)
500,000 494,588
Hyundai Capital America, 1.00%, 9/17/2024
(b)
500,000 495,238
Kia Corp., 1.00%, 4/16/2024
(b)
1,000,000 996,476
Marriott International, Inc., 3.75%, 3/15/2025 2,000,000 2,126,894
Nissan Motor Acceptance Co., LLC, 1.13%, 9/16/2024
(b)
500,000 496,210
Nissan Motor Acceptance Corp., 0.82%, 9/28/2022 (3MO LIBOR +
69.0bps)
(a),(b)
2,000,000 2,002,941
Nissan Motor Acceptance Corp., 0.76%, 3/8/2024 (3MO LIBOR +
64.0bps)
(a),(b)
805,000 805,897
Nissan Motor Co. Ltd., 3.04%, 9/15/2023
(b)
1,100,000 1,138,063
Nissan Motor Co. Ltd., 3.52%, 9/17/2025
(b)
2,000,000 2,104,762
QVC, Inc., 4.38%, 3/15/2023 2,636,000 2,738,145
35,680,202
Consumer Staples — 1.77%
7-Eleven, Inc., 0.80%, 2/10/2024
(b)
1,000,000 993,354
BAT Capital Corp., 1.01%, 8/15/2022 (3MO LIBOR + 88.0bps)
(a)
500,000 502,594

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2021 - (Unaudited)
Bunge Ltd. Finance Corp., 4.35%, 3/15/2024 $ 3,000,000 $ 3,224,352
JD Peet's NV, 1.38%, 1/15/2027
(b)
250,000 244,196
Mitsubishi Corp., 1.13%, 7/15/2026
(b)
500,000 488,966
Mondelez International Holdings Netherlands BV, 1.25%, 9/24/2026
(b)
1,000,000 980,600
Viterra Finance BV, 2.00%, 4/21/2026
(b)
1,000,000 1,000,551
Walgreen Co., 3.10%, 9/15/2022 1,000,000 1,023,272
Walgreens Boots Alliance, Inc., 3.80%, 11/18/2024 2,250,000 2,414,434
10,872,319
Energy — 0.20%
Chevron Corp., 1.55%, 5/11/2025 1,000,000 1,015,205
Saudi Arabian Oil Co., 1.25%, 11/24/2023
(b)
200,000 200,754
1,215,959
Financials — 40.50%
AerCap Ireland Capital, 3.50%, 1/15/2025 2,000,000 2,103,685
AerCap Ireland Capital DAC, 1.65%, 10/29/2024 1,000,000 1,002,526
AIB Group PLC, MTN, 4.26%, 4/10/2025 (3MO LIBOR + 187.4bps)
(a),(b)
3,000,000 3,191,968
AIG Global Funding, 0.65%, 6/17/2024
(b)
1,000,000 990,116
Air Lease Corp., 2.25%, 1/15/2023 250,000 254,552
Air Lease Corp., MTN, 0.70%, 2/15/2024 1,000,000 988,866
Air Lease Corp., 0.80%, 8/18/2024 1,000,000 983,958
Air Lease Corp., 1.88%, 8/15/2026 500,000 494,932
Allegiance Bank, 5.25%, 12/15/2027 (3MO LIBOR + 303.0bps)
(a)
50,000 50,850
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025 1,800,000 1,945,499
Ally Financial, Inc., 4.63%, 5/19/2022 2,000,000 2,044,503
Ally Financial, Inc., 3.05%, 6/5/2023 500,000 515,951
Antares Holdings LP, 6.00%, 8/15/2023
(b)
3,000,000 3,232,338
Antares Holdings LP, 3.95%, 7/15/2026
(a)
1,500,000 1,564,335
Associated Banc-Corp, 4.25%, 1/15/2025 1,401,000 1,497,269
Athene Global Funding, MTN, 4.00%, 1/25/2022
(b)
2,000,000 2,017,208
Athene Global Funding, 1.36%, 7/1/2022 (3MO LIBOR + 123.0bps)
(a),(b)
2,000,000 2,015,089
Athene Global Funding, 1.20%, 10/13/2023
(b)
500,000 504,205
Athene Global Funding, 2.75%, 6/25/2024
(b)
1,250,000 1,302,274
Athene Global Funding, 0.61%, 8/19/2024 (SOFRRATE + 56.0bps)
(a),(b)
1,000,000 1,000,914
Aviation Capital Group LLC, 1.95%, 1/30/2026
(b)
1,000,000 987,525
Avolon Holdings Funding Ltd., 3.63%, 5/1/2022
(b)
1,000,000 1,011,159
Avolon Holdings Funding Ltd., 2.13%, 2/21/2026
(b)
1,000,000 989,236
Banco Santander Chile, 2.70%, 1/10/2025
(b)
150,000 154,815
Banco Santander SA, 1.24%, 4/12/2023 (3MO LIBOR + 112.0bps)
(a)
1,200,000 1,214,903
Banco Santander SA, 2.75%, 5/28/2025 1,000,000 1,039,685
Banco Santander SA, 5.18%, 11/19/2025 400,000 449,610
Bank of America Corp., 1.12%, 4/24/2023 (3MO LIBOR + 100.0bps)
(a)
2,000,000 2,008,698
Bank of America Corp., MTN, 0.52%, 6/14/2024
(a)
500,000 497,785
Bank of America Corp., MTN, 0.77%, 12/1/2026
(a)
3,212,000 3,155,737
Bank of Ireland Group PLC, 4.50%, 11/25/2023
(b)
3,465,000 3,700,078
Bank of Nova Scotia (The), 1.30%, 6/11/2025 2,000,000 2,000,045
Bank of Nova Scotia (The), 0.59%, 3/2/2026 (SOFRRATE + 54.5bps)
(a)
2,000,000 2,001,850
Barclays PLC, 3.68%, 1/10/2023 1,000,000 1,005,944
Barclays PLC, MTN, 1.51%, 5/16/2024 (3MO LIBOR + 138.0bps)
(a)
1,000,000 1,015,909
Barclays PLC, MTN, 4.34%, 5/16/2024 (3MO LIBOR + 140.0bps)
(a)
2,000,000 2,104,953
BGC Partners, Inc., 3.75%, 10/1/2024 4,000,000 4,228,839

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2021 - (Unaudited)
BPCE SA, 1.35%, 9/12/2023 (3MO LIBOR + 124.0bps)
(a),(b)
$ 1,430,000 $ 1,456,287
BPCE SA, 2.38%, 1/14/2025
(b)
500,000 512,778
Brighthouse Financial Global Funding, MTN, 0.81%, 4/12/2024
(SOFRRATE +76.0bps)
(a),(b)
1,000,000 1,008,727
Brighthouse Financial Global Funding, 1.55%, 5/24/2026
(b)
1,000,000 994,073
Cadence Bank NA, 6.25%, 6/28/2029
(a)
135,000 144,911
Canadian Imperial Bank of Commerce, MTN, 1.75%, 7/28/2022
(a)
171,000 172,568
Capital One Financial Corp., 2.60%, 5/11/2023 1,000,000 1,028,204
Charles Schwab Corp. (The), 0.90%, 3/11/2026 250,000 245,510
Citadel Finance LLC, 3.38%, 3/9/2026
(b)
2,000,000 2,006,029
Citadel LP, 5.38%, 1/17/2023
(b)
3,704,000 3,866,970
Citigroup, Inc., 0.82%, 6/9/2027 (SOFRRATE + 77.0bps)
(a)
1,000,000 1,004,198
Citizens Bank NA, 0.93%, 5/26/2022 (3MO LIBOR + 81.0bps)
(a)
1,250,000 1,255,205
Citizens Financial Group, Inc., 4.30%, 12/3/2025 3,000,000 3,298,655
CNO Financial Group, Inc., 5.25%, 5/30/2025 3,404,000 3,804,306
CNO Global Funding, 1.75%, 10/7/2026
(b)
500,000 496,655
Credit Agricole SA, 1.14%, 4/24/2023 (3MO LIBOR + 102.0bps)
(a),(b)
1,000,000 1,012,808
Credit Suisse Group AG, 1.35%, 6/12/2024 (3MO LIBOR + 124.0bps)
(a),(b)
4,000,000 4,056,785
Customers Bancorp, Inc., 3.95%, 6/30/2022 3,510,000 3,565,617
Customers Bancorp, Inc., 4.50%, 9/25/2024 3,000,000 3,199,724
Danske Bank A/S, MTN, 1.17%, 9/12/2023 (3MO LIBOR + 106.0bps)
(a),(b)
2,000,000 2,021,266
Danske Bank A/S, 3.88%, 9/12/2023
(b)
3,000,000 3,156,470
Danske Bank A/S, 1.17%, 12/8/2023
(a),(b)
500,000 501,546
Dime Community Bancshares, Inc., 4.50%, 6/15/2027 (3MO LIBOR +
266.0bps)
(a)
2,195,000 2,198,527
Drawbridge Special Opportunities Fund LP, 3.88%, 2/15/2026
(b)
2,000,000 2,054,903
Eagle Bancorp, Inc., 5.75%, 9/1/2024 610,000 656,581
Enstar Group Ltd., 4.50%, 3/10/2022 1,000,000 1,010,020
Enterprise Financial Services Corp., 4.75%, 11/1/2026
(a)
250,000 250,000
Equitable Financial Life Global Funding, 1.40%, 7/7/2025
(b)
1,000,000 996,275
Equitable Financial Life Global Funding, 1.00%, 1/9/2026
(b)
500,000 487,452
F&G Global Funding, 0.90%, 9/20/2024
(b)
500,000 495,406
F&G Global Funding, 1.75%, 6/30/2026
(b)
500,000 498,896
Fairfax Financial Holdings, Ltd., 4.88%, 8/13/2024
(b)
2,000,000 2,162,639
Fidelity & Guaranty Life Holdings, Inc., Class B, 5.50%, 5/1/2025
(b)
3,000,000 3,380,578
First Busey Corp., 3.75%, 5/25/2022 1,750,000 1,775,731
First Horizon National Corp., 3.55%, 5/26/2023 1,000,000 1,038,411
Flushing Financial Corp., 5.25%, 12/15/2026 (3MO LIBOR + 344.0bps)
(a)
2,500,000 2,510,662
GA Global Funding Trust, 1.00%, 4/8/2024
(b)
1,000,000 997,786
GA Global Funding Trust, 1.63%, 1/15/2026
(b)
1,000,000 1,001,954
GE Capital International Funding Co., 3.37%, 11/15/2025 200,000 215,850
Goldman Sachs Group, Inc. (The), 0.86%, 3/9/2027 (SOFRRATE +
81.0bps)
(a)
1,000,000 1,003,936
Goldman Sachs Group, Inc. (The), 0.97%, 10/21/2027 (SOFRRATE +
92.0bps)
(a)
2,000,000 2,002,722
Hilltop Holdings, Inc., 5.00%, 4/15/2025 400,000 418,677
Home Bancshares, Inc., 5.63%, 4/15/2027 (3MO LIBOR + 357.5bps)
(a)
572,000 580,672
HSBC Holdings PLC, 4.25%, 3/14/2024 1,000,000 1,065,194
HSBC Holdings PLC, 1.12%, 5/18/2024 (3MO LIBOR + 100.0bps)
(a)
1,000,000 1,009,960

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2021 - (Unaudited)
HSBC Holdings PLC, 0.73%, 8/17/2024 $ 200,000 $ 199,230
HSBC Holdings PLC, 4.25%, 8/18/2025 1,313,000 1,424,127
HSBC Holdings PLC, 1.49%, 9/12/2026 (3MO LIBOR + 138.0bps)
(a)
1,500,000 1,548,363
Huntington Bancshares, Inc., 2.63%, 8/6/2024 1,000,000 1,040,330
Infinity Property & Casualty Corp., 5.00%, 9/19/2022 2,000,000 2,064,348
ING Groep NV, 1.06%, 4/1/2027 (SOFRRATE + 101.0bps)
(a)
2,000,000 2,021,544
Intesa Sanpaolo SpA , 3.38%, 1/12/2023
(b)
4,000,000 4,119,984
Intesa Sanpaolo SpA , 3.25%, 9/23/2024
(b)
4,000,000 4,195,462
Jackson National Life Global Funding, 0.86%, 6/27/2022 (3MO LIBOR +
73.0bps)
(a),(b)
1,000,000 1,004,354
JPMorgan Chase & Co., 1.51%, 6/1/2024 (SOFRRATE + 145.5bps)
(a)
500,000 506,414
JPMorgan Chase & Co., 0.94%, 4/22/2027 (SOFRRATE + 88.5bps)
(a)
2,000,000 2,028,535
JPMorgan Chase & Co., MTN, 2.00%, 6/22/2028
(a)
365,000 360,635
KeyCorp Capital, 0.87%, 7/1/2028 (3MO LIBOR + 74.0bps)
(a)
1,000,000 972,472
Lloyds Banking Group PLC, 2.86%, 3/17/2023 (3MO LIBOR + 124.9bps)
(a)
2,000,000 2,017,341
Lloyds Banking Group PLC, 1.33%, 6/15/2023 (H15T1Y + 110.0bps)
(a)
500,000 502,345
Lloyds Banking Group PLC, 2.91%, 11/7/2023 (3MO LIBOR + 81.0bps)
(a)
3,000,000 3,067,733
Lloyds Banking Group PLC, 4.58%, 12/10/2025
(b)
250,000 276,533
Macquarie Group Ltd., 1.14%, 11/28/2023 (3MO LIBOR + 102.0bps)
(a),(b)
2,651,000 2,671,682
Macquarie Group Ltd., 1.48%, 3/27/2024 (3MO LIBOR + 135.0bps)
(a),(b)
2,000,000 2,029,458
Macquarie Group Ltd., 4.88%, 6/10/2025
(b)
285,000 314,000
Met Tower Global Funding, MTN, 1.25%, 9/14/2026
(b)
1,000,000 986,131
Metropolitan Life Global Funding I, MTN, 0.62%, 1/13/2023 (SOFRRATE
+ 57.0bps)
(a),(b)
500,000 502,172
Metropolitan Life Global Funding I, 0.37%, 1/7/2024 (SOFRRATE +
32.0bps)
(a),(b)
1,000,000 1,005,149
Mitsubishi UFJ Financial Group, Inc., 1.41%, 7/17/2025 1,000,000 998,334
Mitsubishi UFJ Financial Group, Inc., 0.95%, 7/19/2025
(a)
1,000,000 994,286
Mizuho Financial Group, Inc., 0.96%, 7/16/2023 (3MO LIBOR + 84.0bps)
(a)
975,000 980,221
Nationwide Building Society, MTN, 3.62%, 4/26/2023 (3MO LIBOR +
181.1bps)
(a),(b)
3,000,000 3,043,008
Nationwide Mutual Insurance Co., 2.41%, 12/15/2024 (3MO LIBOR +
229.0bps)
(a),(b)
3,245,000 3,246,918
NatWest Markets PLC, 1.71%, 9/29/2022 (3MO LIBOR + 140.0bps)
(a),(b)
1,000,000 1,013,128
New York Life Global Funding, 0.27%, 2/2/2023 (SOFRRATE +
22.0bps)
(a),(b)
1,000,000 1,001,628
Nomura Holdings, Inc., 1.65%, 7/14/2026 1,000,000 984,833
Nordea Bank Abp , 1.06%, 8/30/2023 (3MO LIBOR + 94.0bps)
(a),(b)
1,000,000 1,011,261
Nordea Bank Abp , MTN, 1.50%, 9/30/2026
(b)
1,000,000 985,138
Pacific Premier Bancorp, Inc., 5.75%, 9/3/2024
(b)
1,700,000 1,839,323
Park Aerospace Holdings Ltd., 4.50%, 3/15/2023
(b)
2,500,000 2,604,311
Pershing Square Holdings Ltd., 5.50%, 7/15/2022
(b)
3,000,000 3,080,805
Pinnacle Financial Partners, Inc., 5.25%, 11/16/2026 (3MO LIBOR +
388.4bps)
(a),(b)
255,000 255,180
Pricoa Global Funding I, MTN, 1.20%, 9/1/2026
(b)
500,000 492,444
Principal Life Global Funding II, 1.25%, 6/23/2025
(b)
1,000,000 992,678
Protective Life Global Funding, MTN, 1.30%, 9/20/2026
(b)
500,000 490,245
Reliance Standard Life Global Funding II, 2.15%, 1/21/2023
(b)
500,000 509,418
Reliance Standard Life Global Funding II, 2.50%, 10/30/2024
(b)
500,000 518,015

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2021 - (Unaudited)
Reliance Standard Life Global Funding II, MTN, 1.51%, 9/28/2026
(b)
$ 2,000,000 $ 1,971,146
Royal Bank of Scotland Group PLC, 3.50%, 5/15/2023 2,000,000 2,029,693
Royal Bank of Scotland Group PLC, 5.13%, 5/28/2024 1,000,000 1,092,586
Royal Bank of Scotland Group PLC, 1.68%, 6/25/2024 (3MO LIBOR +
155.0bps)
(a)
3,000,000 3,061,958
Santander Holdings USA, Inc., 3.50%, 6/7/2024 2,500,000 2,640,411
Santander UK PLC, 5.00%, 11/7/2023
(b)
1,000,000 1,074,620
Security Benefit Global Funding, MTN, 1.25%, 5/17/2024
(b)
1,000,000 1,000,792
Simmons First National Corp., 5.00%, 4/1/2028 (3MO LIBOR + 215.0bps)
(a)
2,826,000 2,932,825
SMBC Aviation Capital Finance DAC, 1.90%, 10/15/2026
(b)
1,000,000 996,370
Societe Generale SA, 5.00%, 1/17/2024
(b)
3,345,000 3,592,727
Societe Generale SA, 4.25%, 4/14/2025
(b)
3,000,000 3,214,043
Societe Generale SA, MTN, 1.79%, 6/9/2027
(a),(b)
500,000 492,422
Spend Life Wisely Co., Inc., 5.88%, 3/15/2027 (3MO LIBOR +
374.2bps)
(a),(b)
1,000,000 1,010,255
Standard Chartered PLC, 3.95%, 1/11/2023
(b)
2,000,000 2,064,015
Standard Chartered PLC, 3.95%, 1/11/2023 1,250,000 1,290,009
Standard Chartered PLC, 4.25%, 1/20/2023 (3MO LIBOR + 115.0bps)
(a),(b)
2,000,000 2,015,352
Stifel Financial Corp., 4.25%, 7/18/2024 3,000,000 3,238,821
Sumitomo Mitsui Financial Group, Inc., 0.92%, 10/16/2023 (3MO LIBOR +
80.0bps)
(a)
1,000,000 1,012,890
Sumitomo Mitsui Financial Group, Inc., 1.47%, 7/8/2025 500,000 500,326
Sumitomo Mitsui Trust Bank Ltd., MTN, 0.85%, 3/25/2024
(b)
1,000,000 996,229
Sumitomo Mitsui Trust Bank Ltd., MTN, 0.49%, 9/16/2024 (SOFRRATE +
44.0bps)
(a),(b)
2,000,000 2,006,223
SunTrust Bank, 3.20%, 4/1/2024 1,000,000 1,054,400
Synchrony Financial, 4.38%, 3/19/2024 3,000,000 3,210,887
Synovus Bank, 2.29%, 2/10/2023 (SOFRRATE + 945.0bps)
(a)
250,000 250,855
TCF National Bank, 6.25%, 6/8/2022 1,000,000 1,029,926
Toronto-Dominion Bank (The), MTN, 0.64%, 9/10/2026 (SOFRRATE +
59.0bps)
(a)
1,000,000 1,007,288
Truist Bank, 0.82%, 5/15/2027 (3MO LIBOR + 67.0bps)
(a)
1,500,000 1,471,958
UBS AG/London, 0.50%, 8/9/2024 (SOFRRATE + 45.0bps)
(a),(b)
1,000,000 1,005,731
UBS Group AG, 1.01%, 7/30/2024 (H15TY + 83.0bps)
(a),(b)
1,000,000 1,001,539
UniCredit SpA , MTN, 6.57%, 1/14/2022
(b)
2,000,000 2,022,578
UniCredit SpA , MTN, 3.75%, 4/12/2022
(b)
4,500,000 4,562,148
United Financial Bancorp, Inc., 5.75%, 10/1/2024 2,100,000 2,282,385
Valley National Bancorp, 5.13%, 9/27/2023 1,030,000 1,107,293
Valley National Bancorp, 5.25%, 6/15/2030 (SOFRRATE + 514.0bps)
(a)
70,000 74,650
Webster Financial Corp., 4.38%, 2/15/2024 3,000,000 3,186,560
Wells Fargo & Co., 0.62%, 1/15/2027 (3MO LIBOR + 50.0bps)
(a)
2,000,000 1,943,369
WT Holdings, Inc., 7.00%, 4/30/2023
(b)
3,000,000 3,090,894
248,325,623
Health Care — 1.93%
Blue Cross & Blue Shield of Minnesota, 3.79%, 5/1/2025
(b)
661,000 702,518
HCA, Inc., 5.00%, 3/15/2024 2,000,000 2,177,164
Highmark, Inc., 1.45%, 5/10/2026
(b)
500,000 492,602
Humana, Inc., 0.65%, 8/3/2023 1,000,000 999,381
McKesson Corp., 1.30%, 8/15/2026 1,000,000 980,868

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2021 - (Unaudited)
PerkinElmer, Inc., 0.85%, 9/15/2024 $ 500,000 $ 496,336
Perrigo Co. PLC, 4.00%, 11/15/2023 3,000,000 3,122,287
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024 2,250,000 2,380,113
Upjohn, Inc., 1.65%, 6/22/2025
(b)
500,000 501,119
11,852,388
Industrials — 4.17%
Air Canada Pass Through Trust, Series 2013-1, Class A, 4.13%, 5/15/2025
(b)
1,252,470 1,270,321
Air Canada Pass Through Trust, Series 2017-1, Class B, 3.70%, 7/15/2026
(b)
706,349 687,705
American Airlines Pass Through Trust, Series 2014-1, Class B, 4.38%,
10/1/2022 52,289 52,343
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%,
1/15/2023 506,669 516,954
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%,
10/1/2026 1,357,044 1,393,926
Ashtead Capital, Inc., 1.50%, 8/12/2026
(b)
1,000,000 981,830
Boeing Co. (The), 4.51%, 5/1/2023 1,000,000 1,048,784
Boeing Co. (The), 1.43%, 2/4/2024 1,100,000 1,100,442
Boeing Co. (The), 2.20%, 2/4/2026 1,000,000 1,002,008
CNH Industrial Capital LLC, 1.88%, 1/15/2026 1,000,000 1,008,914
Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.98%,
4/19/2022 655,647 665,495
Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.90%,
4/19/2022 238,154 239,679
Delta Air Lines Pass Through Trust, Series 2015-1, Class B, 4.25%,
7/30/2023 71,875 74,619
General Electric Co., MTN, 0.50%, 5/5/2026 (3MO LIBOR + 38.0bps)
(a)
975,000 966,554
Huntington Ingalls Industries, Inc., 0.67%, 8/16/2023
(b)
500,000 498,609
nVent Finance SARL, 3.95%, 4/15/2023 1,075,000 1,114,479
PACCAR Financial Corp., MTN, 1.10%, 5/11/2026 500,000 495,031
Penske Truck Leasing Co. LP, 1.20%, 11/15/2025
(b)
1,000,000 982,037
Penske Truck Leasing Co. LP, 1.70%, 6/15/2026
(b)
1,000,000 996,071
Rockwell Automation, Inc., 0.35%, 8/15/2023 500,000 499,089
Triton Container International Ltd., 0.80%, 8/1/2023
(b)
555,000 553,024
Triton Container International Ltd., 1.15%, 6/7/2024
(b)
1,000,000 993,052
Triton Container International Ltd., 2.05%, 4/15/2026
(b)
1,000,000 996,187
United Airlines Pass Through Trust, Series 2014-1, Class B, 4.75%, 4/11/2022 98,810 99,843
United Airlines Pass Through Trust, Series 2014-2, Class B, 4.63%, 9/3/2022 1,334,034 1,366,124
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%,
1/15/2026 898,000 947,511
United Airlines Pass Through Trust, Series 2016-1, Class A, 3.45%, 7/7/2028 788,939 802,607
United Parcel Service, Inc., 0.58%, 4/1/2023 (3MO LIBOR + 45.0bps)
(a)
2,030,000 2,036,453
US Airways Pass Through Trust, Series 2012-2, Class A, 4.63%, 6/3/2025 51,903 52,318
US Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 11/15/2025 1,090,663 1,112,193
Vontier Corp., 1.80%, 4/1/2026
(b)
1,000,000 985,450
25,539,652
Materials — 1.24%
Berry Global, Inc., 0.95%, 2/15/2024
(b)
1,000,000 993,777
Berry Global, Inc., 1.57%, 1/15/2026
(b)
1,000,000 989,724
Berry Global, Inc., 1.65%, 1/15/2027
(b)
1,190,000 1,165,606

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2021 - (Unaudited)
Glencore Funding LLC, 1.63%, 4/27/2026
(b)
$ 1,000,000 $ 989,438
Graphic Packaging International LLC, 1.51%, 4/15/2026
(b)
1,000,000 986,859
Sealed Air Corp., 1.57%, 10/15/2026
(b)
1,000,000 984,034
Silgan Holdings, Inc., 1.40%, 4/1/2026
(b)
1,000,000 973,245
Syngenta Finance NV, 3.13%, 3/28/2022 500,000 504,984
7,587,667
Real Estate — 0.82%
American Tower Corp., 1.60%, 4/15/2026 500,000 497,546
SBA Tower Trust, Series 2019-1, Class C, 2.84%, 1/15/2025
(b)
1,500,000 1,556,944
SBA Tower Trust, 1.63%, 5/15/2051
(b)
1,000,000 987,511
SBA Tower Trust, 1.84%, 10/15/2051
(b)
2,000,000 1,994,538
5,036,539
Technology — 4.43%
Arrow Electronic , Inc., 4.00%, 4/1/2025 1,000,000 1,074,427
Broadcom, Inc., 3.63%, 10/15/2024 2,000,000 2,139,057
Broadcom, Inc., 4.25%, 4/15/2026 80,000 88,009
Dell International LLC/EMC Corp., 5.45%, 6/15/2023
(b)
1,000,000 1,065,257
Dell International LLC/EMC Corp., 4.00%, 7/15/2024 2,700,000 2,893,641
DXC Technology Co., 1.80%, 9/15/2026 500,000 492,810
Global Payments, Inc., 1.20%, 3/1/2026 500,000 488,374
HP, Inc., 2.20%, 6/17/2025 1,000,000 1,026,172
HP, Inc., 1.45%, 6/17/2026
(b)
500,000 492,828
Jabil, Inc., 1.70%, 4/15/2026 1,000,000 991,994
Juniper Networks, Inc., 1.20%, 12/10/2025 500,000 493,315
Kyndryl Holdings, Inc., 2.05%, 10/15/2026
(b)
500,000 494,839
Leidos , Inc., 2.95%, 5/15/2023 1,725,000 1,780,661
Marvell Technology, Inc., 1.65%, 4/15/2026 500,000 496,824
Microchip Technology, Inc., 2.67%, 9/1/2023 1,000,000 1,031,137
Microchip Technology, Inc., 0.97%, 2/15/2024
(b)
1,000,000 994,243
Microchip Technology, Inc., 0.98%, 9/1/2024
(b)
1,000,000 990,047
Oracle Corp., 1.65%, 3/25/2026 500,000 501,836
Seagate HDD Cayman, 4.88%, 3/1/2024 1,610,000 1,718,756
Seagate HDD Cayman, 4.75%, 1/1/2025 2,622,000 2,835,038
VMware, Inc., 1.00%, 8/15/2024 500,000 500,734
Western Union Co. (The), 2.85%, 1/10/2025 3,000,000 3,123,657
Western Union Co. (The), 1.35%, 3/15/2026 1,000,000 979,705
Wipro IT Services LLC, 1.50%, 6/23/2026
(b)
500,000 492,096
27,185,457
Utilities — 1.50%
AES Corp. (The), 1.38%, 1/15/2026
(b)
500,000 489,398
Enel Finance International NV, 2.65%, 9/10/2024 1,000,000 1,040,903
Enel Finance International NV, 1.38%, 7/12/2026
(b)
1,000,000 983,924
Eversource Energy, 1.40%, 8/15/2026 500,000 493,897
NextEra Energy Capital Holdings, Inc., 0.59%, 3/1/2023 (SOFRRATE +
54.0bps)
(a)
500,000 502,051
Pacific Gas and Electric Co., 1.50%, 11/15/2021 (3MO LIBOR + 137.5bps)
(a)
525,000 525,053
Pacific Gas and Electric Co., 1.75%, 6/16/2022 1,000,000 997,775
Pacific Gas and Electric Co., 1.37%, 3/10/2023 2,000,000 1,993,947
Pinnacle West Capital Corp., 1.30%, 6/15/2025 2,000,000 1,983,680

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2021 - (Unaudited)
PPL Electric Utilities Corp., 0.38%, 6/24/2024 (SOFRRATE + 33.0bps)
(a)
$ 200,000 $ 200,136
9,210,764
Total Corporate Bonds and Notes
(Cost $381,690,226) 388,196,556
Principal
Amount Fair Value
ASSET BACKED SECURITIES — 25.31%
321 Henderson Receivables I LLC, Series 2006-4A, Class A1, 0.29%,
12/15/2041 (1MO LIBOR + 20.0bps)
(a),(b)
247,616 247,202
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 0.29%,
3/15/2042 (1MO LIBOR + 20.0bps)
(a),(b)
2,727,341 2,684,269
321 Henderson Receivables I LLC, Series 2004-A, Class A1, 0.44%,
9/15/2045 (1MO LIBOR + 35.0bps)
(a),(b)
469,381 466,187
ACC Trust, Series 2019-2, Class A, 2.82%, 2/21/2023
(b)
78,732 78,894
ACC Trust, Series 2021-1, Class B, 1.43%, 7/22/2024
(b)
1,000,000 1,003,968
Access Group, Inc., Series 2013-1, Class A, 0.59%, 2/25/2036 (1MO LIBOR
+ 5.0bps)
(a),(b)
419,498 416,208
American Credit Acceptance Receivables Trust, Series 2018-2, Class D,
4.07%, 7/10/2024
(b)
1,654,995 1,675,821
American Credit Acceptance Receivables Trust, Series 2018-3, Class D,
4.14%, 10/15/2024
(b)
116,114 116,908
American Credit Acceptance Receivables Trust, Series 2019-2, Class D,
3.41%, 6/12/2025
(b)
1,250,000 1,279,024
American Credit Acceptance Receivables Trust, Series 2020-1, Class D,
2.39%, 3/13/2026
(b)
2,500,000 2,545,612
American Credit Acceptance Receivables Trust, Series 2020-3, Class C,
1.85%, 6/15/2026
(b)
1,000,000 1,012,731
American Credit Acceptance Receivables Trust, Series 2021-2, Class D,
1.34%, 7/13/2027
(b)
1,250,000 1,242,093
American Credit Acceptance Receivables Trust, Series 2021-4, Class D,
1.82%, 2/14/2028
(b)
750,000 750,777
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class D, 3.82%,
3/18/2024 300,000 308,899
AmeriCredit Automobile Receivables Trust, Series 2019-2, Class D, 2.99%,
6/18/2025 3,000,000 3,102,881
Amur Equipment Finance Receivables VIII LLC, Series 2020-1A, Class A2,
1.68%, 8/20/2025
(b)
124,924 125,795
Applebee's/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, 6/5/2049
(b)
1,980,000 2,010,431
Bank of the West Auto Trust, Series 2017-1, Class B, 2.62%, 11/15/2023
(b)
1,400,000 1,406,991
BHG Securitization Trust, Series 2021-A, Class A, 1.42%, 11/17/2033
(b)
858,678 858,494
Brazos Education Loan Authority, Inc., Series 2021-1, Class A1B, 0.69%,
11/25/2071
(a)
2,000,000 2,013,818
Brazos Student Finance Corp., Series 2009-1, Class AS, 2.65%, 12/27/2039
(3MO LIBOR + 250.0bps)
(a),(b)
163,156 165,968
Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.09%,
7/15/2024
(b)
1,000,000 1,010,140
Canadian Pacer Auto Receivables Trust, Series 2019-1A, Class B, 3.16%,
10/21/2024
(b)
1,360,000 1,393,365

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2021 - (Unaudited)
CarMax Auto Owner Trust, Series 2020-4, Class D, 1.75%, 4/15/2027 $ 1,000,000 $ 1,002,979
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%, 7/15/2027 300,000 296,718
CarMax Auto Owner Trust, Series 2021-2, Class D, 1.55%, 10/15/2027 1,000,000 1,003,102
CarMax Auto Owner Trust, Series 2021-3, Class D, 1.50%, 1/18/2028 750,000 740,605
Carvana Auto Receivables Trust, Series 2019-2A, Class D, 3.28%, 1/15/2025
(b)
3,380,000 3,466,428
Carvana Auto Receivables Trust, Series 2019-3A, Class D, 3.04%, 4/15/2025
(b)
2,000,000 2,052,283
Carvana Auto Receivables Trust, Series 2020-N1A, Class C, 2.45%,
6/16/2025
(b)
3,000,000 3,053,416
Carvana Auto Receivables Trust, Series 2019-4A, Class D, 3.07%, 7/15/2025
(b)
1,961,000 2,015,281
Carvana Auto Receivables Trust, Series 2020-P1, Class D, 1.82%, 9/8/2027 1,000,000 998,195
Carvana Auto Receivables Trust, Series 2021-N2, Class D, 1.27%, 3/10/2028 1,000,000 994,969
CCG Receivables Trust, Series 2019-1, Class B, 3.22%, 9/14/2026
(b)
1,750,000 1,790,294
CCG Receivables Trust, Series 2019-2, Class C, 2.89%, 3/15/2027
(b)
1,000,000 1,018,269
CCG Receivables Trust, Series 2020-1, Class D, 2.68%, 12/14/2027
(b)
2,500,000 2,538,307
CLI Funding LLC, Series 2020-1A, Class A, 2.08%, 9/18/2045
(b)
1,763,500 1,762,160
CLI Funding LLC, Series 2020-3X, Class A, 2.07%, 10/18/2045 175,000 174,968
Conn's Receivables Funding LLC, Series 2020-A, Class A, 1.71%, 6/16/2025
(b)
57,915 58,032
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class
A, 2.24%, 12/15/2028
(b)
500,000 502,682
CPS Auto Receivables Trust, Series 2017-C, Class D, 3.79%, 6/15/2023
(b)
61,011 61,187
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30%, 4/15/2026
(b)
1,000,000 1,017,170
CPS Auto Receivables Trust, Series 2021-D, Class C, 1.59%, 12/15/2027
(b)
1,000,000 999,609
Credit Acceptance Auto Loan Trust, Series 2019-1A, Class C, 3.94%,
6/15/2028
(b)
115,000 117,669
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class C, 2.59%,
6/15/2029
(b)
1,500,000 1,535,177
Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C, 2.28%,
2/15/2030
(b)
1,050,000 1,063,656
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.63%,
9/16/2030
(b)
500,000 497,503
Crossroads Asset Trust, Series 2021-A, Class C, 1.44%, 1/20/2026
(b)
625,000 621,798
Crossroads Asset Trust, Series 2021-A, Class D, 2.52%, 1/20/2026
(b)
500,000 495,357
Dell Equipment Finance Trust, Series 2020-2, Class D, 1.92%, 3/23/2026
(b)
500,000 507,451
Dell Equipment Finance Trust, Series 2021-2, Class D, 1.21%, 6/22/2027
(b)
500,000 496,946
Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.70%, 1/21/2031
(b)
286,070 295,109
Dividend Solar Loans LLC, Series 2017-1, Class B, 5.25%, 3/22/2038
(b)
1,245,352 1,302,240
Dividend Solar Loans LLC, Series 2018-1, Class A, 2.61%, 7/20/2038
(b)
158,375 159,091
Drive Auto Receivables Trust, Series 2018-2, Class D, 4.14%, 8/15/2024 441,132 447,954
Drive Auto Receivables Trust, Series 2018-5, Class D, 4.30%, 4/15/2026 100,000 103,135
Drive Auto Receivables Trust, Series 2019-1, Class D, 4.09%, 6/15/2026 85,000 87,290
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18%, 10/15/2026 420,000 431,043
Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70%, 5/17/2027 110,000 112,707
DT Auto Owner Trust, Series 2018-2A, Class D, 4.15%, 3/15/2024
(b)
1,519,705 1,536,041
DT Auto Owner Trust, Series 2019-2A, Class D, 3.48%, 2/18/2025
(b)
1,000,000 1,026,348
DT Auto Owner Trust, Series 2019-4A, Class D, 2.85%, 7/15/2025
(b)
500,000 513,243

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2021 - (Unaudited)
DT Auto Owner Trust, Series 2020-2A, Class C, 3.28%, 3/16/2026
(b)
$ 500,000 $ 516,450
DT Auto Owner Trust, Series 2021-3A, Class D, 1.31%, 5/17/2027
(b)
2,000,000 1,979,768
ECMC Group Student Loan Trust, Series 2018-2A, Class A, 0.89%,
9/25/2068 (1MO LIBOR + 80.0bps)
(a),(b)
379,790 383,557
Edsouth Indenture No. 6 LLC, Series 2014-2, Class A, 0.77%, 5/25/2039
(a),(b)
462,666 463,375
Encina Equipment Finance LLC, Series 2021-1A, Class C, 1.39%, 6/15/2027
(b)
500,000 497,231
Evergreen Credit Card Trust, Series 2019-2, Class C, 2.62%, 9/15/2024
(b)
500,000 507,915
Exeter Automobile Receivables Trust, Series 2018-4A, Class D, 4.35%,
9/16/2024
(b)
338,307 347,086
Exeter Automobile Receivables Trust, Series 2019-1A, Class D, 4.13%,
12/16/2024
(b)
325,000 333,375
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71%,
3/17/2025
(b)
2,000,000 2,063,053
Exeter Automobile Receivables Trust, Series 2020-2A, Class D, 4.73%,
4/15/2026
(b)
70,000 74,032
Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.08%,
11/16/2026 500,000 497,897
Fair Square Issuance Trust, Series 2020-AA, Class A, 2.90%, 9/20/2024
(b)
2,000,000 2,010,932
First Investors Auto Owner Trust, Series 2017-3A, Class D, 3.44%,
3/15/2024
(b)
2,777,000 2,814,405
First Investors Auto Owner Trust, Series 2019-2A, Class D, 2.80%,
12/15/2025
(b)
1,460,000 1,489,657
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62%,
3/15/2027
(b)
500,000 498,265
First Investors Auto Owner Trust, Series 2021-2A, Class D, 1.66%,
12/15/2027
(b)
2,000,000 1,980,909
Flagship Credit Auto Trust, Series 2018-1, Class C, 3.39%, 1/16/2024
(b)
89,823 90,388
Flagship Credit Auto Trust, Series 2018-3, Class C, 3.79%, 12/16/2024
(b)
3,000,000 3,041,592
Flagship Credit Auto Trust, Series 2019-2, Class D, 3.53%, 5/15/2025
(b)
305,000 315,628
Flagship Credit Auto Trust, Series 2019-3, Class C, 2.74%, 10/15/2025
(b)
260,000 266,326
Flagship Credit Auto Trust, Series 2020-2, Class C, 3.80%, 4/15/2026
(b)
250,000 258,274
Ford Credit Auto Owner Trust, Series 2021-1, Class D, 2.31%, 10/17/2033
(b)
1,272,000 1,263,893
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class D,
3.27%, 6/16/2025
(b)
750,000 769,137
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class D,
2.60%, 1/15/2026
(b)
500,000 509,216
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class D,
1.32%, 3/15/2027
(b)
550,000 542,131
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D,
1.92%, 9/15/2027
(b)
1,500,000 1,488,955
GCI Funding I LLC, Series 2021-1, Class A, 2.38%, 6/18/2046
(b)
964,444 970,250
Global SC Finance Srl , Series 2020-2A, Class A, 2.26%, 11/19/2040
(b)
892,940 900,071
GLS Auto Receivables Issuer Trust, Series 2019-3A, Class B, 2.72%,
6/17/2024
(b)
2,690,837 2,712,481
GLS Auto Receivables Issuer Trust, Series 2019-2A, Class C, 3.54%,
2/18/2025
(b)
2,000,000 2,054,062

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2021 - (Unaudited)
GLS Auto Receivables Issuer Trust, Series 2019-4A, Class C, 3.06%,
8/15/2025
(b)
$ 1,000,000 $ 1,024,068
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class C, 2.72%,
11/17/2025
(b)
1,500,000 1,532,711
GM Financial Consumer Automobile Trust, Series 2020-3, Class D, 1.91%,
9/16/2027 500,000 507,187
Golden Credit Card Trust, Series 2021-1A, Class B, 1.44%, 8/15/2028
(b)
1,000,000 989,199
Goodgreen Trust, Series 2017-1A, Class A, 3.74%, 10/15/2052
(b)
42,880 44,860
Goodgreen Trust, Series 2017-2A, Class A, 3.26%, 10/15/2053
(b)
96,308 98,822
Goodgreen Trust, Series 2021-1A, Class A, 2.66%, 10/15/2056
(b)
281,868 281,078
Helios Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/2048
(b)
467,354 465,767
HERO Funding Trust, Series 2017-1A, Class A2, 4.46%, 9/20/2047
(b)
49,255 51,984
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/2031
(b)
1,000,000 994,150
Hyundai Auto Receivables Trust, Series 2020-B, Class C, 1.60%, 12/15/2026 1,000,000 1,010,493
InStar Leasing III LLC, Series 2021-1A, Class A, 2.30%, 2/15/2054
(b)
482,189 484,332
ITE Rail Fund Levered LP, Series 2021-1A, Class A, 2.25%, 2/28/2051
(b)
485,635 486,180
KnowledgeWorks Foundation, Series 2010-1, Class A, 1.08%, 2/25/2042
(3MO LIBOR + 95.0bps)
(a)
534,450 535,980
Kubota Credit Owner Trust, Series 2019-1A, Class A4, 2.50%, 3/16/2026
(b)
2,000,000 2,053,712
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A, 2.20%, 3/20/2048
(b)
878,740 864,917
Longtrain Leasing III LLC, Series 2015-1A, Class A1, 2.98%, 1/15/2045
(b)
175,011 176,584
Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/2045
(b)
2,940,571 2,955,281
Marlin Receivables LLC, Series 2018-1A, Class D, 3.99%, 7/20/2023
(b)
911,000 911,764
Master Credit Card Trust II, Series 2020-1A, Class C, 2.59%, 9/21/2024
(b)
1,000,000 1,022,946
Mosaic Solar Loan Trust, Series 2021-3A, Class B, 1.92%, 6/20/2052
(b)
198,562 196,382
Navient Student Loan Trust, Series 2018-BA, Class A2A, 3.61%, 12/15/2059
(b)
63,785 66,223
Nelnet Student Loan Trust, Series 2012-2A, Class A, 0.89%, 12/26/2033
(a),(b)
436,073 438,827
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 4/20/2062
(b)
897,822 891,511
Nelnet Student Loan Trust, Series 2021-DA, Class AFL, 0.78%, 4/20/2062
(a),(b)
500,000 501,252
Northstar Education Finance, Inc., Series 2007-1, Class A2, 0.89%,
1/29/2046 (3MO LIBOR + 75.0bps)
(a)
237,880 237,935
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class ABR3, 1.33%,
2/14/2031
(a),(b)
1,000,000 998,469
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class B, 3.71%,
4/14/2025
(b)
825,000 828,607
Pawnee Equipment Receivables LLC, Series 2019-1, Class C, 2.61%,
10/15/2024
(b)
1,000,000 990,853
Pawnee Equipment Receivables LLC, Series 2019-1, Class D, 2.86%,
10/15/2024
(b)
1,180,000 1,162,455
Pawnee Equipment Receivables LLC, Series 2020-1, Class B, 1.84%,
1/15/2026
(b)
1,000,000 1,003,404
Pawnee Equipment Receivables LLC, Series 2020-1, Class C, 2.24%,
2/17/2026
(b)
750,000 752,314
PFS Financing Corp., Series 2019-C, Class B, 2.42%, 10/15/2024
(b)
1,000,000 1,016,126
PFS Financing Corp., Series 2020-E, Class A, 1.00%, 10/15/2025
(b)
750,000 750,863
PFS Financing Corp., Series 2021-A, Class B, 0.96%, 4/15/2026
(b)
1,000,000 990,635

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2021 - (Unaudited)
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I, 4.26%,
9/5/2048
(b)
$ 261,900 $ 262,801
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.67%,
9/5/2048
(b)
931,200 951,733
Purchasing Power Funding LLC, Series 2021-A, Class A, 1.57%, 10/15/2025
(b)
2,000,000 2,000,264
Santander Drive Auto Receivables Trust, Series 2018-1, Class D, 3.32%,
3/15/2024 29,460 29,677
Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46%,
9/15/2025 1,000,000 1,006,932
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11%,
12/15/2025 70,000 72,630
Santander Drive Auto Receivables Trust, Series 2020-2, Class D, 2.22%,
9/15/2026 50,000 50,894
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64%,
11/16/2026 100,000 101,046
Santander Drive Auto Receivables Trust, Series 2020-4, Class D, 1.48%,
1/15/2027 250,000 252,150
Santander Revolving Auto Loan Trust, Series 2019-A, Class D, 3.45%,
1/26/2032
(b)
1,000,000 1,044,827
SCF Equipment Leasing LLC, Series 2019-2A, Class A2, 2.47%, 4/20/2026
(b)
675,000 687,701
SCF Equipment Leasing LLC, Series 2021-1A, Class C, 1.54%, 10/21/2030
(b)
200,000 197,361
SLM Private Credit Student Loan Trust, Series 2004-B, Class A3, 0.45%,
3/15/2024
(a)
317,127 316,761
SLM Private Credit Student Loan Trust, Series 2005-A, Class A4, 0.43%,
12/15/2038
(a)
345,300 341,402
SLM Private Credit Student Loan Trust, Series 2006-A, Class A5, 0.41%,
6/15/2039
(a)
141,892 139,286
SLM Student Loan Trust, Series 2003-14, Class A6, 0.42%, 7/25/2025
(a)
138,454 138,435
SMB Private Education Loan Trust, Series 2016-B, Class A2A, 2.43%,
2/17/2032
(b)
37,831 38,531
SMB Private Education Loan Trust, Series 2017-A, Class A2A, 2.88%,
9/15/2034
(b)
107,403 109,756
Sunrun Demeter Issuer LLC, Series 2021-A, Class A, 2.27%, 1/30/2057
(b)
1,000,000 998,765
Sunrun Vulcan Issuer LLC, Series 2021-A, Class A, 2.46%, 1/30/2052
(b)
1,951,717 1,941,994
TAL Advantage VII LLC, Series 2020-1A, Class A, 2.05%, 9/20/2045
(b)
1,162,760 1,162,267
Textainer Marine Containers Ltd., Series 2020-1A, Class A, 2.73%,
8/21/2045
(b)
2,198,600 2,223,910
TIF Funding II LLC, Series 2021-1A, Class A, 1.65%, 2/20/2046
(b)
941,875 920,639
Towd Point Asset Trust, Series 2021-SL1, Class A2, 0.79%, 11/20/2026
(a)
931,926 933,678
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%,
5/25/2033
(b)
1,000,000 1,004,164
Transportation Finance Equipment Trust, Series 2019-1, Class D, 2.57%,
1/25/2027
(b)
1,500,000 1,509,131
Trillium Credit Card Trust II, Series 2021-1A, Class C, 2.42%, 10/26/2029
(b)
1,000,000 1,000,000
Trinity Rail Leasing LLC, Series 2019-2A, Class A2, 3.10%, 10/18/2049
(b)
685,000 695,685
Trinity Rail Leasing LLC, Series 2020-2A, Class A1, 1.83%, 11/19/2050
(b)
1,662,969 1,677,742

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2021 - (Unaudited)
Trinity Rail Leasing LLC, Series 2021-1A, Class A, 2.26%, 7/19/2051
(b)
$ 992,334 $ 993,017
United Auto Credit Securitization Trust, Series 2020-1, Class C, 2.15%,
2/10/2025
(b)
1,000,000 1,004,918
Vivint Solar Financing VII LLC, Series 2020-1A, Class B, 3.22%, 7/31/2051
(b)
1,205,625 1,207,527
Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/2049
(b)
107,238 113,047
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%,
10/16/2023
(b)
2,905,511 2,929,451
Westlake Automobile Receivables Trust, Series 2019-2A, Class D, 3.20%,
11/15/2024
(b)
1,500,000 1,531,937
Westlake Automobile Receivables Trust, Series 2020-1A, Class C, 2.52%,
4/15/2025
(b)
100,000 101,774
Westlake Automobile Receivables Trust, Series 2020-1A, Class D, 2.80%,
6/16/2025
(b)
2,000,000 2,053,983
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65%,
2/17/2026
(b)
1,000,000 1,006,755
World Financial Network Credit Card Master Trust, Series 2019-B, Class A,
2.49%, 4/15/2026 250,000 253,507
World Financial Network Credit Card Master Trust, Series 2019-C, Class A,
2.21%, 7/15/2026 391,000 397,377
Total Asset Backed Securities
(Cost $154,034,702) 155,174,525
Principal
Amount Fair Value
U.S. GOVERNMENT & AGENCIES — 4.74%
Fannie Mae, Pool #MA4023, 3.50%, 1/1/2035 1,176,308 1,240,503
Fannie Mae, Pool #MA4038, 3.00%, 4/1/2035 255,550 264,930
Fannie Mae, Pool #BK2992, 2.00%, 8/1/2035 926,683 954,701
Fannie Mae, Pool #CA7166, 2.00%, 9/1/2035 867,566 895,734
Fannie Mae, Pool #CA8902, 2.50%, 2/1/2041 902,715 931,022
Fannie Mae, Pool #MA4364, 2.00%, 5/1/2041 969,923 988,618
Fannie Mae, Pool #MA4422, 2.00%, 9/1/2041 990,647 1,009,743
Fannie Mae, Pool #FM7195, 2.50%, 9/1/2050 948,826 989,092
Fannie Mae, Pool #CA6951, 2.50%, 9/1/2050 832,848 858,571
Fannie Mae, Pool #CA7245, 2.00%, 10/1/2050 867,029 863,638
Fannie Mae, Pool #MA4191, 2.00%, 11/1/2050 1,746,770 1,739,945
Fannie Mae, Pool #FM5316, 2.00%, 12/1/2050 1,959,241 1,963,651
Fannie Mae, Pool #MA4235, 2.00%, 1/1/2051 912,466 908,896
Fannie Mae, Pool #BR4529, 2.00%, 2/1/2051 953,314 956,997
Fannie Mae, Pool #BR4051, 2.00%, 2/1/2051 927,187 929,792
Fannie Mae, Pool #CB0397, 3.00%, 5/1/2051 958,108 1,003,391
Fannie Mae, Pool #FM8361, 2.50%, 8/1/2051 992,994 1,021,077
Fannie Mae, Pool #BT9111, 1.84%, 9/1/2051 996,237 1,016,472
Federal Home Loan Bank, 2.00%, 2/25/2036 1,000,000 975,266
Federal Home Loan Mortgage Corp., MTN, 1.55%, 7/21/2032 1,000,000 969,661
Freddie Mac, Pool #RB5111, 2.00%, 5/1/2041 962,640 981,194
Freddie Mac, Pool #RB5135, 2.00%, 10/1/2041 1,000,000 1,019,277
Freddie Mac, Pool #RE6076, 2.00%, 12/1/2050 876,565 873,116

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2021 - (Unaudited)
Freddie Mac, Pool #RE6081, 2.00%, 1/1/2051 $ 901,101 $ 897,558
Freddie Mac, Pool #RE6085, 1.50%, 2/1/2051 1,895,969 1,816,107
Freddie Mac, Pool #QC3907, 2.50%, 7/1/2051 1,958,566 2,020,556
Freddie Mac, Pool #8C0119, 1.50%, 9/1/2051 998,426 1,004,629
Total U.S. Government & Agencies
(Cost $29,634,463) 29,094,137
Principal
Amount Fair Value
COLLATERALIZED LOAN OBLIGATIONS — 5.27%
Aimco CLO 12 Ltd., Series 2020-12A, Class X, 1.12%, 1/17/2032 (3MO
LIBOR + 100.0bps)
(a),(b)
2,000,000 1,999,998
AMMC CLO 15 Ltd., Series 2014-15A, Class AXRR, 1.07%, 1/15/2032
(3MO LIBOR + 95.0bps)
(a),(b)
1,125,000 1,125,000
Apidos CLO XX, Series 2015-20A, Class A1RA, 1.22%, 7/16/2031 (3MO
LIBOR + 110.0bps)
(a),(b)
3,000,000 3,009,348
Ares XXXIIR CLO Ltd., Series 2014-32 RA, Class A1B, 1.33%, 5/15/2030
(a),(b)
1,000,000 995,370
ArrowMark Colorado Holdings, Series 2017-6A, Class A2, 1.57%, 7/15/2029
(3MO LIBOR + 145.0bps)
(a),(b)
1,000,000 995,454
Carlyle Global Market Strategies CLO Ltd., Series 2017-1A, Class A1R,
1.13%, 4/20/2031
(a),(b)
1,000,000 999,999
Carlyle US CLO Ltd., Series 2020-2A, Class A1A, 1.44%, 10/25/2031
(a),(b)
1,000,000 1,003,470
Cedar Funding VII CLO Ltd., Series 2018-7A, Class A2, 1.26%, 1/20/2031
(a),(b)
625,000 621,371
Cedar Funding XII CLO Ltd., Series 2020-12A, Class XR, 0.00%,
10/25/2034
(a),(b)
1,000,000 1,000,000
Columbia Cent CLO Ltd., Series 2021-31A, Class X, 1.13%, 4/20/2034
(a),(b)
1,800,000 1,799,998
Diamond CLO Ltd., Series 2019-1A, Class A1R, 1.32%, 4/25/2029
(a),(b)
483,397 483,397
Goldentree Loan Management US CLO 5 Ltd., Series 2018-3A, Class AJ,
1.43%, 4/20/2030 (3MO LIBOR + 130.0bps)
(a),(b)
1,000,000 995,564
Hildene TruPS Financials Note Securitization, Series 2019-2A, Class A1,
1.91%, 5/22/2039 (3MO LIBOR + 176.0bps)
(a),(b)
1,932,051 1,917,561
HPS Loan Management Ltd., Series 2010A-16, Class X, 1.03%, 4/20/2034
(a),(b)
904,762 904,761
ICG US CLO Ltd., Series 2014-1A, Class A1A2, 1.33%, 10/20/2034
(a),(b)
1,000,000 999,999
Madison Park Funding XXI Ltd., Series 2016-21A, Class ABRR, 1.53%,
10/15/2032
(a),(b)
1,000,000 1,000,000
Northwoods Capital XVII Ltd., Series 2018-17A, Class A, 1.19%, 4/22/2031
(3MO LIBOR + 106.0bps)
(a),(b)
3,000,000 2,999,753
Oaktree CLO Ltd., Series 2015-1A, Class A1R, 1.00%, 10/20/2027
(a),(b)
199,249 199,283
Oaktree CLO Ltd., Series 2019-3A, Class A1R, 1.33%, 10/20/2034
(a),(b)
1,000,000 999,999
OZLM XII Ltd., Series 2015-12A, Class A1R, 1.18%, 4/30/2027 (3MO
LIBOR + 105.0bps)
(a),(b)
114,112 114,160
Palmer Square Loan Funding Ltd., Series 2018-5A, Class A1, 0.98%,
1/20/2027
(a),(b)
634,426 635,106
Rockford Tower CLO Ltd., Series 2019-2A, Class AR, 1.23%, 8/20/2032
(3MO LIBOR + 110.0bps)
(a),(b)
1,000,000 999,998

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2021 - (Unaudited)
Sound Point CLO VIII-R Ltd., Series 2015-1RA, Class BR, 1.67%,
4/15/2030
(a),(b)
$ 2,000,000 $ 1,999,994
Sound Point CLO XXIX Ltd., Series 2021-1A, Class X, 0.82%, 4/25/2034
(a),(b)
2,430,000 2,423,332
Venture 42 CLO Ltd., Series 2021-42A, Class X, 0.87%, 4/15/2034
(a),(b)
1,904,762 1,904,760
Voya CLO Ltd., Series 2016-3A, Class XR, 0.82%, 10/18/2031 (3MO
LIBOR + 70.0bps)
(a),(b)
180,000 180,000
Total Collateralized Loan Obligations
(Cost $32,261,520) 32,307,675
Total Investments — 98.63%
(Cost $597,620,911) 604,772,893
Other Assets in Excess of Liabilities  —  1.37% 8,418,019
Net Assets — 100.00% $ 613,190,912
(a) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
October 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total fair value of these securities as October 31, 2021 was $341,902,540, representing 55.75% of net assets.
MTN - Medium Term Note

Yorktown Master Allocation Fund
Schedule of Investments
October 31, 2021 - (Unaudited)
Shares Fair Value
INVESTMENT COMPANIES — 98.47%
(a)
Capital Appreciation Funds— 36.41%
Yorktown Capital Appreciation Fund, Institutional Class 170,630 $ 6,640,919
Growth Funds— 33.14%
Yorktown Growth Fund, Institutional Class 261,698 6,045,218
Small Cap Funds— 28.92%
Yorktown Small Cap Fund, Institutional Class 265,322 5,274,602
Total Investment Companies
(Cost $8,966,510) 17,960,739
Total Investments — 98.47%
(Cost $8,966,510) 17,960,739
Other Assets in Excess of Liabilities  —  1.53% 278,435
Net Assets — 100.00% $ 18,239,174
(a) Affiliated issuer.

Yorktown Small Cap Fund
Schedule of Investments
October 31, 2021 - (Unaudited)
+
Shares Fair Value
COMMON STOCKS — 94.67%
Communications — 5.73%
Iridium Communications, Inc.
(a)
17,800 $ 721,790
TechTarget , Inc.
(a)
29,000 2,734,990
3,456,780
Consumer Discretionary — 14.69%
Buckle, Inc. (The) 11,400 474,468
Dick's Sporting Goods, Inc. 9,000 1,117,890
Haverty Furniture Cos., Inc. 11,000 315,700
Kohl's Corp. 12,200 592,066
Lithia Motors, Inc., Class A 5,700 1,819,554
OneWater Marine, Inc., Class A 8,900 394,626
Sleep Number Corp.
(a)
6,200 547,708
Stitch Fix, Inc., Class A
(a)
14,400 498,240
Wingstop , Inc. 13,600 2,345,592
Winnebago Industries, Inc. 11,200 758,128
8,863,972
Consumer Staples — 2.98%
B&G Foods, Inc. 25,900 762,496
BJ's Wholesale Club Holdings, Inc.
(a)
17,700 1,034,388
1,796,884
Energy — 2.29%
Plug Power, Inc.
(a)
36,100 1,381,547
Financials — 13.11%
Artisan Partners Asset Management, Inc., Class A 10,500 520,170
Bank OZK 12,800 571,776
Cowen Group, Inc., Class A 14,000 528,220
First BanCorp. 75,000 1,023,750
LPL Financial Holdings, Inc. 12,300 2,017,446
Meta Financial Group, Inc. 10,000 554,400
Reliant Bancorp, Inc. 35,500 1,202,740
Stifel Financial Corp. 7,700 561,099
Wintrust Financial Corp. 10,500 929,250
7,908,851
Health Care — 17.07%
CRISPR Therapeutics AG
(a)
4,800 438,384
Intellia Therapeutics, Inc.
(a)
18,300 2,433,534
Jounce Therapeutics, Inc.
(a)
134,300 1,179,154
NeoGenomics , Inc.
(a)
24,600 1,131,600
Repligen Corp.
(a)
8,900 2,585,450
Sinovac Biotech Ltd.
(a)(b)
74,893 484,558
Tenet Healthcare Corp.
(a)
14,500 1,039,070
Twist Bioscience Corp.
(a)
8,500 1,009,800
10,301,550
Industrials — 14.29%
Alaska Air Group, Inc.
(a)
16,100 850,080
FTI Consulting, Inc.
(a)
4,600 662,032

Yorktown Small Cap Fund
Schedule of Investments (continued)
October 31, 2021 - (Unaudited)
Shares Fair Value
Knight-Swift Transportation Holdings, Inc. 10,500 $ 595,245
Mueller Industries, Inc. 27,766 1,461,602
Novanta , Inc.
(a)
11,900 2,053,464
NV5 Global, Inc.
(a)
15,100 1,572,363
Shyft Group, Inc. (The) 18,600 766,506
TriNet Group, Inc.
(a)
6,500 658,125
8,619,417
Materials — 3.20%
Cleveland-Cliffs, Inc.
(a)
80,000 1,928,800
Real Estate — 1.94%
Matson, Inc. 7,000 582,960
Newmark Group, Inc., Class A 39,400 586,272
1,169,232
Technology — 19.37%
Amkor Technology, Inc. 31,300 686,096
AudioCodes Ltd. 44,000 1,559,360
Kulicke & Soffa Industries, Inc. 10,700 609,900
Lattice Semiconductor Corp.
(a)
19,600 1,361,024
Magic Software Enterprises Ltd. 34,300 747,054
Morningstar, Inc. 6,900 2,185,575
Perion Network Ltd.
(a)
57,000 1,619,940
Power Integrations, Inc. 11,600 1,197,236
Rambus, Inc.
(a)
46,400 1,079,728
TTEC Holdings, Inc. 6,800 641,852
11,687,765
Total Common Stocks
(Cost $38,155,090) 57,114,798
Total Investments — 94.67%
(Cost $38,155,090) 57,114,798
Other Assets in Excess of Liabilities  —  5.33% 3,214,300
Net Assets — 100.00% $ 60,329,098
(a) Non-income producing security.
(b) Illiquid security. Security is being fair valued in accordance with the Trust's fair valuation policies and represents 0.80% of the Fund's net assets.